UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — 92.3%
Alabama — 2.2%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 Series 2009 (AA)(a)(b)(c)
$6,875,000	14.070%	11/03/16	$7,938,081
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+)
3,405,000	5.375	12/01/16	3,227,021
4,425,000	5.500	12/01/21	3,871,787
5,775,000	5.625	12/01/26	4,883,455
16,155,000	5.750	12/01/36	13,013,983
Birmingham Baptist Medical Centers Special Care Facilities Financing Authority RB for Baptist Health System, Inc. Series 2005 A (Baa2)
8,355,000	5.000	11/15/30	6,884,436
Butler Industrial Development Board Solid Waste Disposal RB Refunding for Georgia Pacific Corp. Project Series 2004 (AMT) (BB-)
5,000,000	5.750	09/01/28	4,387,000
Courtland Industrial Development Board Environmental Improvement RB Refunding for International Paper Co. Series 2003 B (AMT) (BBB/Baa3)
2,000,000	6.250	08/01/25	2,003,680
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A (GO OF AUTH)
5,445,000	5.375	08/01/15	5,092,327
7,600,000	6.000	08/01/25	6,396,540
5,000,000	6.000	08/01/35	3,869,150
Tuscaloosa Alabama Educational Building Authority RB for Stillman College Project Series 2007 A (BBB-)
14,465,000	5.250	06/01/37	11,180,722
University of Alabama at Birmingham Hospital RB Series 2006 A (A+/A1)
2,785,000	5.000	09/01/41	2,656,389

			75,404,571

Arizona — 2.4%
Arizona Health Facilities Authority RB for Phoenix Children’s Hospital Series 2007 A(c)(e)
43,720,000	1.250	02/02/15	38,947,088
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 E (BBB-/Baa2)(c)
6,000,000	6.000	05/01/14	6,402,660
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
8,800,000	7.250	02/01/40	9,921,208
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. New Mexico Palo Verde Project Series 2003 A (BB+/Baa3)
5,000,000	6.250	01/01/38	5,011,750
Navajo County Arizona Pollution Control Corp. PCRB Series 2009 D (BBB-/Baa2)(c)
6,600,000	5.750	06/01/16	6,842,418
Pima County Industrial Development Authority RB for Tucson Electric Power Co. San Juan Project Series 2009 A (BBB-/Baa3)
7,500,000	4.950	10/01/20	7,298,550

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Arizona — (continued)
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB/Baa2)
$600,000	5.000%	01/01/20	$581,208
2,000,000	5.000	01/01/26	1,848,460
3,000,000	5.000	01/01/32	2,668,440
University Medical Center Corp. RB Series 2009 (BBB+/Baa1)
500,000	6.250	07/01/29	530,840
1,000,000	6.500	07/01/39	1,056,490

			81,109,112

Arkansas — 0.1%
Little River Country RB Refunding for Georgia Pacific Corp. Project Series 1998 (AMT) (B2)
3,645,000	5.600	10/01/26	3,204,793

California — 17.6%
Abag Finance Authority for Nonprofit Corporations RB for Sharp HealthCare Series 2009 B (A-/A3)
9,510,000	6.250	08/01/39	9,905,426
ABC Unified School District GO Bonds Series 2001 C (NATL-RE-FGIC) (A+/A1)(d)
1,600,000	0.000	08/01/26	567,248
Anaheim Public Financing Authority RB Capital Appreciation for Public Improvement Project Series 1997 C (AGM) (AAA/Aa3)(d)
855,000	0.000	09/01/29	227,131
Austin Trust Various States RB for Inverse Certificates Bank of America Series 2008-1099 (AA-)(a)
5,000,000	10.258	08/01/33	4,080,700
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AAA/Aa3)(d)
1,055,000	0.000	08/01/25	406,523
California County Tobacco Securitization Agency RB for Kern County Corp. Asset Backed Bonds Series 2002 B (BBB)
185,000	6.000	06/01/29	177,591
California County Tobacco Securitization Agency RB for Los Angeles County Securitization Corp. Convertible Asset Backed Bonds Series 2006 (BBB+/Baa3)(d)(h)
6,070,000	0.000	06/01/28	4,787,348
4,990,000	0.000	06/01/36	3,733,917
California County Tobacco Securitization Agency RB Refunding for Sonoma County Corp. Assets Backed Bonds Series 2005 (BBB)
5,935,000	5.250	06/01/45	4,116,041
California Health Facilities Financing Authority RB for California Sutter Health Facilities Series 2007 A (A+/Aa3)
5,000,000	5.250	11/15/46	4,691,050
California Health Facilities Financing Authority RB for California Sutter Health Facilities Series 2008 A (A+/Aa3)
2,000,000	5.000	08/15/38	1,856,480
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB-/Baa2)
7,500,000	5.500	02/01/39	6,695,025
California Pollution Control Financing Authority Solid Waste Disposal PCRB for Waste Management, Inc. Series 2005 C (BBB)
9,250,000	5.125	11/01/23	9,039,007

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
California State Various Purpose GO Bonds Series 2009 (A/Baa1)
$10,000,000	6.500%	04/01/33	$10,760,500
California State Various Purpose GO Bonds Series 2005 (A/Baa1)
5,000,000	5.000	08/01/35	4,523,350
California State Various Purpose GO Bonds Series 2007 (A/Baa1)
10,000,000	5.000	06/01/32	9,207,000
49,020,000	5.000	06/01/37	44,109,667
9,830,000	5.000	11/01/37	8,840,610
2,000,000	5.000	12/01/37	1,801,340
California State Various Purpose GO Bonds Series 2008 (A/Baa1)
5,000,000	5.000	04/01/38	4,487,650
California State Various Purpose GO Bonds Refunding Series 2009 (A/Baa1)
5,000,000	5.500	11/01/34	4,906,650
California State Veterans GO Bonds Series 2006 CD (AMT) (AA-/Baa1)
30,000,000	4.600	12/01/32	24,860,100
California Statewide Communities Development Authority RB BANS for Golden Gate Park Series 2005 (LOC — First Republic Bank)
26,500,000	6.000	12/01/11	26,920,555
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A
6,500,000	5.500	11/01/38	4,942,860
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA INS) (AA/Aa2)
6,000,000	6.625	08/01/29	6,773,100
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (BBB-)(d)
35,000,000	0.000	06/01/46	1,172,850
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE-FGIC) (A)(d)
7,000,000	0.000	09/01/33	1,432,340
Fresno California Airport RB Series 2000 B (AMT) (FSA) (AAA/Aa3)
10,000,000	5.800	07/01/30	10,021,000
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Capital Appreciation for Asset Backed Bonds Subseries 2007 B (BB)(d)
388,285,000	0.000	06/01/47	12,957,070
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Capital Appreciation for Asset Backed Bonds Subseries 2007 C (BBB-)(d)
307,000,000	0.000	06/01/47	9,369,640
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (A-/Baa2)
46,045,000	5.000	06/01/45	38,412,120

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (AGC-ICC) (AAA/Aa3)
$20,000,000	5.000%	06/01/45	$17,854,000
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (FGIC) (A-/Baa2)
24,420,000	5.000	06/01/38	21,002,177
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Senior Asset Backed Bonds Series 2007 A-1 (BBB/Baa3)
26,195,000	5.750	06/01/47	19,424,116
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 (AMBAC-TCRS-BNY) (A-/Baa2)
61,740,000	5.000	06/01/45	51,505,360
Hartnell Community College District GO Bonds Capital Appreciation for Election of 2002 Series 2009 D (AA-/A1)(d)
30,000,000	0.000	08/01/44	2,383,500
50,000,000	0.000	08/01/49	2,616,500
Inland Empire Tobacco Securitization Authority RB Capital Appreciation for Turbo Asset Backed Bonds Series 2007 C-1 (B+)(d)
101,195,000	0.000	06/01/36	9,035,702
Inland Empire Tobacco Securitization Authority RB Capital Appreciation for Turbo Asset Backed Bonds Series 2007 C-2 (B+)(d)
211,235,000	0.000	06/01/47	6,681,363
Inland Empire Tobacco Securitization Authority RB Capital Appreciation for Turbo Asset Backed Bonds Series 2007 D (B)(d)
360,660,000	0.000	06/01/57	3,455,123
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
1,435,000	5.050	09/01/30	1,121,194
690,000	5.050	09/01/35	512,967
Los Angeles County Sanitation Districts Financing Authority RB for Capital Projects District No. 20 Subseries 2007 A (AMBAC) (A)
4,000,000	4.500	10/01/42	3,341,160
Los Angeles Department of Water & Power RB Power System Subseries 2007 A-1 (FSA-CR AMBAC) (AAA/Aa3)
13,500,000	5.000	07/01/37	13,812,930
Los Angeles Regional Airports Improvement Corp. Lease RB Series 2002 C (AMT) (B-/Caa2)
29,425,000	7.500	12/01/24	28,277,131
Los Angeles Unified School District GO Bonds Series 2009 F (AA-/Aa3)
2,000,000	5.000	01/01/34	2,007,480
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A)(d)
1,330,000	0.000	08/01/27	414,973
Monrovia Unified School District GO Bonds for Capital Appreciation Series 2001 B (NATL-RE-FGIC) (A+/A2)(d)
1,000,000	0.000	08/01/24	416,080

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
M-S-R Energy Authority Gas RB Series 2009 A (A)
$8,250,000	6.500%	11/01/39	$8,758,943
M-S-R Energy Authority Gas RB Series 2009 B (A)
2,000,000	6.500	11/01/39	2,123,380
M-S-R Energy Authority Gas RB Series 2009 C (A)
21,500,000	6.125	11/01/29	22,058,785
13,250,000	6.500	11/01/39	14,067,392
Murrieta Community Facilities District Special Tax for No. 3 Creekside Village Improvement Area 1 Series 2005
1,660,000	5.200	09/01/35	1,306,055
New Haven Unified School District GO Bonds Refunding for Capital Appreciation Series 2009 (ASSURED GTY) (AAA/Aa3)(d)
860,000	0.000	08/01/25	336,423
1,105,000	0.000	08/01/26	401,778
5,550,000	0.000	08/01/30	1,494,837
7,830,000	0.000	08/01/32	1,800,509
7,000,000	0.000	08/01/34	1,366,820
Northern California Gas Authority No. 1 Gas Project RB Series 2007 (A+/A2)(e)
8,000,000	0.824	07/01/19	6,568,720
Oakland Unified School District GO Bonds for Election of 2006 Series 2009 A (BBB+/Baa1)
5,350,000	6.125	08/01/29	5,555,654
Palomar Pomerado Health COPS Series 2009 (BBB/Baa2)
12,000,000	6.750	11/01/39	11,908,560
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AAA/Aa3)(d)
14,530,000	0.000	08/01/31	3,506,961
25,195,000	0.000	08/01/32	5,606,895
12,805,000	0.000	08/01/33	2,623,873
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AAA/Aa3)(d)(h)
10,750,000	0.000	08/01/38	6,625,010
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE-FGIC) (A+/A2)(d)
1,805,000	0.000	08/01/25	685,088
Sacramento County California Airport System RB Senior Series 2009 A (ASSURED GTY) (AAA/Aa3)
7,250,000	5.500	07/01/41	7,488,018
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE-FGIC) (A/A3)(d)
1,420,000	0.000	08/01/25	504,640
San Diego Community College District GO Bonds for Election of 2002 Series 2005 (FSA) (AAA/Aa2)
14,870,000	5.000	05/01/30	15,345,096
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB)
750,000	6.250	08/01/28	776,153
555,000	6.375	08/01/29	576,090
305,000	6.500	08/01/31	316,187
1,000,000	6.625	08/01/39	1,018,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE-FGIC) (A+/A1)(d)
$1,580,000	0.000%	08/01/24	$685,926
1,595,000	0.000	08/01/25	639,212
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Turbo Capital Appreciation Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 A (BBB)(d)
29,000,000	0.000	06/01/36	2,801,980
73,990,000	0.000	06/01/47	2,469,046
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Turbo Capital Appreciation Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 B (BBB)(d)
13,505,000	0.000	06/01/47	450,662
Tobacco Securitization Authority Northern California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
2,000,000	5.375	06/01/38	1,519,540
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Series 2006 A-1 (BBB/Baa3)
7,350,000	5.125	06/01/46	4,881,355
Vallejo California Sanitation & Flood Control District COPS Series 1993 (NATL-RE-FGIC) (A)
186,000	5.000	07/01/19	184,306

			596,095,539

Colorado — 0.6%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A-/A3)
1,010,000	5.000	03/01/25	993,194
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-)
6,850,000	5.000	12/01/35	5,555,692
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006
4,500,000	6.125	12/01/37	3,216,510
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines Project Series 2007 A (B-/Caa2)
9,000,000	5.750	10/01/32	6,698,070
Park Meadows Business Improvement District RB Series 2007
475,000	5.300	12/01/27	391,585
720,000	5.350	12/01/31	580,306
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B
1,750,000	6.625	12/01/40	1,479,152

			18,914,509

Delaware — 0.1%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A
6,698,000	5.450	07/01/35	4,471,384
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 B
200,000	5.125	07/01/35	141,672

			4,613,056

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
District of Columbia — 1.4%
District of Columbia Ballpark RB Series 2006 B-1 (NATL-RE-FGIC) (A/Baa1)
$3,940,000	5.000%	02/01/21	$3,890,474
District of Columbia Hospital RB for Children’s Hospital Obligated Group Series 2005 Subseries 2 (FSA) (AAA)
5,000,000	5.450	07/15/35	5,115,500
District of Columbia Hospital RB for Children’s Hospital Obligated Group Series 2005 Subseries 3 (FSA) (AAA/Aa3)
10,000,000	5.450	07/15/35	10,231,000
District of Columbia Hospital RB for Children’s Hospital Obligated Group Series 2008 (AGM) (AAA)
9,500,000	5.250	07/15/45	9,319,880
Metropolitan Washington DC Airports Authority RB Capital Appreciation for Dulles Toll Road Second Senior Lien Series 2009 (ASSURED GTY) (AAA/Aa3)(d)(h)
25,000,000	0.000	10/01/41	17,436,500

			45,993,354

Florida — 12.2%
Aberdeen Community Development District Special Assessment Series 2006-1(f)
1,895,000	5.250	11/01/15	911,817
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A
4,610,000	6.300	05/01/35	3,234,145
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A
1,855,000	5.375	05/01/37	1,029,952
Arborwood Community Development District Special Assessment for Capital Improvement Centex Homes Project Series 2006 A-1
39,980,000	5.500	05/01/36	19,980,805
Arborwood Community Development District Special Assessment for Capital Improvement Centex Homes Project Series 2006 A-2
300,000	5.250	05/01/36	251,673
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A
27,675,000	5.350	05/01/36	15,644,401
Arborwood Community Development District Special Assessment for School Site Acquisition Project Series 2005
5,395,000	5.500	05/01/14	3,051,951
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 A
7,000,000	6.000	05/01/33	5,487,300
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 B
9,615,000	5.800	05/01/34	7,304,035
Belmont Community Development District Special Assessment for Capital Improvement Series 2006 B(f)
9,785,000	5.125	11/01/14	2,643,124
Bluewaters Community Development District Special Assessment Series 2004
495,000	6.000	05/01/35	472,670
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A-/A3)
4,750,000	7.000	04/01/39	5,209,562

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Bridgewater Community Development District Special Assessment Series 2004 A
$12,745,000	6.000%	05/01/35	$6,758,419
Cedar Pointe Community Development District Special Assessment for Capital Improvement Series 2005 A
5,720,000	5.375	05/01/35	3,362,044
Channing Park Community Development District Special Assessment Series 2007
5,140,000	5.300	05/01/38	2,806,183
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A2)
28,835,000	5.500	06/01/17	29,341,631
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005
1,360,000	5.000	05/01/15	998,281
Concorde Estates Community Development District Special Assesment Series 2004 A
5,200,000	5.850	05/01/35	1,663,948
Concorde Estates Community Development District Special Assesment Series 2004 B
685,000	5.000	05/01/11	219,584
Connerton West Community Development District Special Assessment Series 2007 B
6,410,000	5.125	05/01/16	2,401,186
Copper Oaks Community Development District Special Assessment Series 2005 B
210,000	4.875	05/01/10	189,418
Cory Lakes Community Development District Special Assessment Series 2001 A
415,000	8.375	05/01/17	425,030
Cory Lakes Community Development District Special Assessment Series 2001 B
515,000	8.375	05/01/17	524,594
Country Greens Community Development District Special Assessment Series 2003
5,710,000	6.625	05/01/34	4,711,150
Crossings At Fleming Island Community Development District Special Assessment Refunding Series 2000 C
3,535,000	7.050	05/01/15	3,539,772
Durbin Crossing Community Development District Special Assessment Series 2005 A
45,450,000	5.500	05/01/37	26,145,567
Durbin Crossing Community Development District Special Assessment Series 2005 B-2
6,670,000	4.875	11/01/10	5,265,165
Fishhawk Community Development District II Special Assessment Series 2007 A
2,385,000	5.250	05/01/38	1,643,909
Forest Creek Community Development District Special Assessment for Capital Improvement Series 2005 B(f)
1,330,000	4.850	05/01/11	794,396
Gateway Services District Water & Sewer RB Refunding Series 2003
1,755,000	6.000	10/01/19	1,664,354

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Halifax Hospital Medical Center RB Refunding & Improvement Series 2006 A (A-)
$5,310,000	5.000%	06/01/38	$4,748,733
Hammocks Community Development District Special Assessment Series 2005 B
585,000	4.875	11/01/10	461,009
Harbour Isles Community Development District Special Assessment Series 2004
4,130,000	6.125	05/01/35	2,602,024
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 A
1,170,000	6.200	05/01/35	1,168,385
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005
8,450,000	5.600	05/01/36	6,030,258
Heritage Isle At Viera Community Development District Special Assessment Series 2005
6,995,000	5.550	05/01/37	4,524,856
Heritage Lake Park Community Development District Special Assessment Series 2005
2,580,000	5.700	05/01/36	1,968,488
Highlands Community Development District Special Assessment Series 2005
3,730,000	5.550	05/01/36	1,784,805
Hillsborough County IDA RB for Health Facilities RMKT 8/06/09 Series 2008 B (BBB/Baa3)
4,980,000	8.000	08/15/32	5,441,397
JEA Florida St. Johns River Power Park System RB Series 2009 (AA-/Aa2)
2,840,000	5.500	10/01/34	2,948,687
Killarney Community Development District Special Assessment Series 2004 A
2,395,000	6.000	05/01/35	1,291,001
Killarney Community Development District Special Assessment Series 2004 B(f)
1,750,000	5.125	05/01/16	1,050,367
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
1,945,000	7.450	05/01/22	1,956,767
3,355,000	7.500	05/01/32	3,373,218
Lakewood Ranch Stewardship District BANS Series 2009
15,395,000	7.500	06/01/11	15,515,235
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005
4,240,000	4.875	08/01/10	3,605,823
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B
8,185,000	5.000	05/01/13	6,152,992
Landmark At Doral Community Development District Special Assessment Series 2006 A(f)
4,000,000	5.500	05/01/38	1,400,160
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BB+)
11,250,000	5.125	11/15/36	8,621,887

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB+)
$40,000	5.000%	11/15/10	$40,403
60,000	5.000	11/15/11	61,018
1,000,000	5.000	11/15/13	1,006,910
4,000,000	5.000	11/15/22	3,419,680
10,000,000	5.000	11/15/29	7,925,000
Legends Bay Community Development District RB Series 2007 A
2,725,000	5.875	05/01/38	1,662,958
Live Oak Community Development District No. 2 Special Assessment Series 2004 A
8,720,000	5.850	05/01/35	4,345,525
Live Oak Community Development District No. 2 Special Assessment Series 2004 B
6,795,000	5.000	11/01/19	3,400,082
Longleaf Community Development District Special Assessment Refunding Series 2005
5,730,000	5.400	05/01/30	4,016,042
Longleaf Community Development District Special Assessment Refunding Series 2006
2,785,000	5.375	05/01/30	2,266,851
Longleaf Community Development District Special Assessment Series 2001(f)
620,000	7.250	05/01/16	371,919
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005(f)
4,455,000	5.250	05/01/15	1,972,318
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2007 B(f)
2,915,000	6.150	11/01/14	1,291,666
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
4,220,000	6.800	05/01/31	4,099,435
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
420,000	6.950	05/01/31	386,379
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,360,000	6.850	05/01/31	1,258,326
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
1,600,000	5.500	05/01/10	1,551,344
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB+)
5,130,000	5.375	11/15/28	4,051,623
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 2001 A (BB+/Ba2)
1,860,000	6.125	11/15/11	1,912,508
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Project Florida Series 2004 (Ba2)
13,600,000	6.750	11/15/29	12,553,480
Middle Village Community Development District Special Assessment Series 2004 A
5,060,000	5.800	05/01/22	4,419,707
6,610,000	6.000	05/01/35	5,466,338

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Naturewalk Community Development District Florida Special Assessment Series 2007 B
$1,970,000	5.300%	05/01/16	$1,054,364
New River Community Development District Special Assessment Series 2006 A
2,330,000	5.350	05/01/38	862,286
New River Community Development District Special Assessment Series 2006 B
8,980,000	5.000	05/01/13	3,320,804
Orange County Health Facilities Authority RB Refunding for Orlando Lutheran Healthcare Series 2005
1,100,000	5.375	07/01/20	959,838
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B(f)
4,845,000	5.125	05/01/16	2,179,281
Panther Trace II Community Development District Special Assessment Series 2005 A
6,545,000	5.600	05/01/35	4,707,949
Panther Trails Community Development District Special Assessment Series 2005 (BBB-)
3,630,000	5.600	05/01/36	3,171,059
Parker Road Community Development District Special Assessment Series 2007 A
2,470,000	5.600	05/01/38	1,355,240
Parklands Lee Community Development District Special Assessment Series 2004 A
3,765,000	5.800	05/01/35	1,842,365
Parklands Lee Community Development District Special Assessment Series 2004 B(f)
240,000	5.125	05/01/11	131,753
Parkway Center Community Development District Special Assessment Series 2000 A(g)
460,186	8.250	05/01/10	475,745
Paseo Community Development District RB for Capital Improvement Series 2005 A(f)
10,095,000	5.400	05/01/36	4,423,730
Pine Island Community Development District RB Series 2004
1,355,000	5.300	11/01/10	1,261,573
Pine Island Community Development District Special Assessment Series 2004
5,435,000	5.750	05/01/35	3,475,302
Reunion East Community Development District Special Assessment Series 2002 A
16,890,000	7.200	05/01/22	12,919,837
River Hall Community Development District Special Assessment for Capital Improvement Series 2005
6,820,000	5.450	05/01/36	3,144,634
Riverwood Estates Community Development District Special Assessment Series 2006 A(f)
9,370,000	5.350	05/01/37	2,342,500
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B
4,080,000	5.500	05/01/15	3,241,601

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
$1,500,000	5.625%	07/01/39	$1,528,125
Seven Oaks Community Development District II Special Assessment Series 2004 B
1,660,000	7.500	05/01/16	1,487,211
Shingle Creek Community Development District Special Assessment for Capital Improvement Series 2006
1,580,000	5.750	05/01/15	619,645
4,000,000	6.100	05/01/25	1,555,800
16,985,000	6.125	05/01/37	6,598,842
South Bay Community Development District Special Assessment for Capital Improvement Series 2005 B-1(f)
230,000	5.125	11/01/19	69,216
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2004
7,930,000	5.800	05/01/35	3,649,465
Southern Hills Plantation II Community Development District Special Assessment for Capital Improvement Series 2004
3,265,000	5.850	05/01/34	1,776,911
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
320,000	5.300	05/01/10	316,893
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
5,765,000	6.500	11/15/39	6,122,084
Sterling Hill Community Development District Special Assessment Series 2003 B
495,000	5.500	11/01/10	467,221
Stonelake Ranch Community Development District Special Assessment Series 2004 A
3,335,000	5.900	05/01/34	2,853,759
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
6,365,000	6.800	10/01/32	6,125,931
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT)
4,340,000	6.900	10/01/34	4,175,905
Tern Bay Community Development District Special Assessment for Capital Improvement Series 2005 B(f)
100,000	5.000	05/01/15	32,000
Village Center Community Development District Recreational RB Subseries 1998 B
1,415,000	8.250	01/01/17	1,421,127
Village Center Community Development District Recreational RB Subseries 1998 C
1,830,000	7.375	01/01/19	1,811,682
Village Center Community Development District Recreational RB Subseries 2003 B
4,005,000	6.350	01/01/18	4,072,404
Village Center Community Development District Recreational RB Subseries 2004 B
4,565,000	5.875	01/01/15	4,348,208
Villasol Community Development District RB Series 2003 A
3,895,000	6.600	05/01/34	2,639,330

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Waters Edge Community Development District Special Assessment for Capital Improvement Series 2006 B
$1,110,000	5.000%	11/01/12	$669,308
Wentworth Estates Community Development District Special Assessment Series 2006 B
7,590,000	5.125	11/01/12	3,849,117
West Villages Improvement District Special Assessment Unit of Development No. 3 Series 2006
12,135,000	5.500	05/01/37	5,458,444
World Commerce Community Development District Special Assessment Series 2004 A-1(f)
925,000	6.250	05/01/22	350,871
Zephyr Ridge Community Development District Special Assessment for Capital Improvement Series 2006 B(f)
1,790,000	5.250	05/01/13	820,751

			413,491,781

Georgia — 2.1%
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A
7,420,000	7.500	01/01/31	7,214,095
Atlanta Tax Allocation for Eastside Project Series 2005 B
1,085,000	5.400	01/01/20	996,139
1,750,000	5.600	01/01/30	1,522,482
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB-/Baa2)
5,675,000	5.500	01/01/34	4,990,084
Clayton County Development Authority Special Facilities RB for Delta Airlines Series 2009 A (CCC+)
5,000,000	8.750	06/01/29	5,060,450
Clayton County Development Authority Special Facilities RB for Delta Airlines Series 2009 B (CCC+)
8,750,000	9.000	06/01/35	8,630,125
Fulton County Development Authority RB for Delta Airlines, Inc. Project Series 1998(f)
3,900,000	5.450	05/01/23	263,835
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A
2,525,000	5.250	11/01/28	2,003,941
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A
1,750,000	6.125	02/15/34	1,488,515
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (Ba3)
2,500,000	7.000	06/15/39	2,275,675
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Series 2007 (AMBAC) (A+)(e)
46,820,000	0.844	10/01/33	31,138,578
Richmond County Development Authority Environmental Improvement RB for International Paper Co. Project Series 2006 A (BBB/Baa3)
7,000,000	5.000	08/01/30	5,538,260

			71,122,179

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Guam — 0.8%
Guam Government GO Bonds Series 2009 A (B+)
$6,000,000	6.750%	11/15/29	$6,186,540
14,000,000	7.000	11/15/39	14,420,000
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB-)
2,400,000	5.375	12/01/24	2,396,208
3,000,000	5.625	12/01/29	3,000,930
2,750,000	5.750	12/01/34	2,742,602

			28,746,280

Hawaii — 0.1%
Hawaii State Department of Budget and Finance Special Purpose RB for 15 Craigside Project Series 2009 A
1,000,000	8.750	11/15/29	1,092,830
2,700,000	9.000	11/15/44	2,854,872

			3,947,702

Idaho — 0.2%
Madison County Hospital Revenue COPS Series 2006 (BBB-)
1,000,000	5.250	09/01/20	968,230
3,145,000	5.250	09/01/26	2,917,239
3,335,000	5.250	09/01/37	2,938,068

			6,823,537

Illinois — 2.2%
Chicago Illinois Special Assessment for Lake Shore East Series 2003
5,000,000	6.750	12/01/32	4,516,650
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006
220,000	5.400	03/01/16	204,701
1,450,000	5.625	03/01/36	1,064,764
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB-)
2,500,000	5.000	02/15/15	2,383,850
6,000,000	5.375	02/15/25	5,005,860
4,000,000	5.625	02/15/37	3,166,280
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A
28,740,000	6.750	10/01/46	22,075,194
Illinois Finance Authority RB Refunding for Christian Home, Inc. Series 2007 A
4,500,000	5.750	05/15/31	3,385,665
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BBB-/Baa3)
5,600,000	5.125	01/01/25	4,607,736
Illinois Finance Authority RB Refunding for Resurrection Health Care Corp. Series 2009 (BBB+/Baa1)
9,875,000	6.125	05/15/25	9,705,545
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Senior Series 2004 A (Ca)(f)
6,905,000	5.000	06/01/24	3,590,600
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Subseries Series 2004 B (C)(f)
2,075,000	5.000	06/01/24	518,750
4,000,000	5.375	06/01/35	1,000,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois Finance Authority Water Facilities RB Capital Appreciation for American Water Capital Corp. Project Series 2009 (BBB+/Baa2)
$2,000,000	5.250%	10/01/39	$1,887,980
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A
1,805,000	6.250	03/01/34	1,266,930
Ottawa Illinois Health Care Facilities RB Refunding for Ottawa Community Hospital Series 2004 (Radian) (A-)
1,900,000	5.125	08/15/19	1,969,635
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006
4,698,000	6.000	03/01/36	3,534,822
Volo Village Special Service Area No. 4 Special Tax for Symphony Meadows Project Series 2006-2
2,621,000	5.000	03/01/16	2,171,079
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006
4,182,000	5.750	03/01/36	2,730,302

			74,786,343

Indiana — 0.7%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BBB-)
1,355,000	5.000	10/01/24	1,262,454
1,500,000	5.000	10/01/32	1,295,070
Indianapolis Airport Authority RB for Special Facilities United Air Lines, Inc. Project Series 1995 A (AMT)(f)
7,798,283	6.500	11/15/31	103,717
Indianapolis Local Public Improvement Bond Bank RB for Waterworks Project Series 2009 A (AA-/A3)
15,000,000	5.750	01/01/38	15,962,550
Jasper County Industrial Economic Development RB Refunding for Georgia Pacific Corp. Project Series 2000 (AMT) (B2)
2,570,000	6.700	04/01/29	2,491,435
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007(b)
2,000,000	5.500	09/01/27	1,691,280

			22,806,506

Iowa — 0.3%
Coralville Iowa COPS Series 2006 D (A3)
2,250,000	5.250	06/01/26	2,279,160
Coralville Iowa Urban Renewal Tax Allocation Series 2007 C (Baa1)
500,000	5.125	06/01/39	446,175
850,000	5.000	06/01/47	729,377
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E
1,355,000	5.750	05/15/31	1,019,461
Tobacco Settlement Authority Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
9,270,000	5.625	06/01/46	6,919,221

			11,393,394

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Kansas — 0.1%
Overland Park Transportation Development District Special Assessment for Grass Creek Project Series 2006
$735,000	4.850%	09/01/16	$638,193
1,565,000	5.125	09/01/28	1,098,646

			1,736,839

Kentucky — 0.1%
Kentucky Economic Development Finance Authority RB for Norton Healthcare, Inc. Series 2000 B (NATL-RE) (A/Baa1)(d)
1,720,000	0.000	10/01/22	820,182
Kentucky Economic Development Finance Authority RB Refunding for Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.700	10/01/10	499,025
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA)(a)(b)
2,340,000	17.720	11/11/14	3,145,639

			4,464,846

Louisiana — 0.5%
Morehouse Parish Louisiana PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
2,000,000	5.250	11/15/13	2,049,620
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A/Baa2)
7,470,000	6.500	01/01/40	7,627,692
St. John Baptist Parish Louisiana RB for Marathon Oil Corp. Series 2007 A (BBB+/Baa1)
8,300,000	5.125	06/01/37	7,379,447

			17,056,759

Maryland — 0.8%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB/Ba1)
600,000	5.000	09/01/16	547,416
12,155,000	5.875	09/01/39	9,544,471
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004
4,609,000	6.250	09/01/33	3,903,408
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003
2,910,000	6.500	07/01/31	2,694,893
Baltimore Maryland Special Obligation Tax Allocation for Strathdale Manor Project Series 2003
3,739,000	7.000	07/01/33	3,823,800
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BBB-/Baa3)
2,590,000	5.000	09/01/30	2,164,463
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2007 A (BBB/Baa2)
3,000,000	5.500	07/01/42	2,819,100

			25,497,551

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Massachusetts — 0.9%
Massachusetts State Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+)
$2,235,000	5.625%	04/01/19	$1,996,034
2,000,000	5.625	04/01/29	1,547,000
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BB-)
5,000,000	5.250	07/01/30	3,325,300
7,530,000	5.500	07/01/40	4,867,015
Massachusetts State Health & Educational Facilities Authority RB for Simmons College Series 2009 I (BBB+/Baa1)
8,660,000	8.000	10/01/39	9,577,267
Massachusetts State Health & Educational Facilities Authority RB for Suffolk University Series 2009 A (BBB/Baa2)
10,000,000	5.750	07/01/39	9,842,200

			31,154,816

Michigan — 4.0%
Detroit Michigan GO Bonds Limited Tax for Capital Improvement Series 2008 A-1 (BB/B1)
13,275,000	5.000	04/01/16	12,349,600
Detroit Michigan GO Bonds Series 2003 A (XLCA) (BB/Ba3)
1,845,000	5.250	04/01/15	1,785,037
2,935,000	5.250	04/01/18	2,567,098
1,000,000	5.250	04/01/20	832,890
Detroit Michigan GO Bonds Series 2004 A-1 (AMBAC) (BB/Ba3)
2,000,000	5.250	04/01/20	1,665,780
2,875,000	5.250	04/01/23	2,266,075
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC Q-SBLF) (AA-/Aa3)
3,500,000	6.000	05/01/20	3,761,660
3,000,000	6.000	05/01/21	3,224,430
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Bonds Floating LIBOR Notes 2006 D (AGM) (AAA/Aa3)(e)
14,630,000	0.794	07/01/32	11,302,553
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (Ba1)
3,570,000	5.375	07/01/28	2,928,721
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 A (Ba1)
1,460,000	5.375	07/01/20	1,307,795
Michigan Municipal Bond Authority RB State Aid Notes Series 2009 D
5,000,000	9.500	08/20/10	4,997,100
Michigan State Hospital Finance Authority RB for Henry Ford Health Series 2009 (A/A1)
10,000,000	5.750	11/15/39	9,613,600
Michigan State Hospital Finance Authority RB for Marquette General Hospital Obligation Group Series 2005 A (Baa3)
1,530,000	5.000	05/15/26	1,313,230
2,000,000	5.000	05/15/34	1,600,360
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 (A/A3)
4,000,000	5.625	07/01/20	4,331,120

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Michigan — (continued)
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-1 (A-/A3)(c)
$5,000,000	5.250%	08/01/14	$5,224,500
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-2 (A/A3) (c)
5,000,000	5.500	08/01/16	5,307,750
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (BB)(d)
196,775,000	0.000	06/01/52	4,002,403
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (BB-)(d)
70,100,000	0.000	06/01/52	1,212,730
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BB/Baa3)
3,000,000	5.375	06/01/26	2,460,180
3,500,000	5.500	06/01/35	2,697,240
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
40,000,000	8.250	09/01/39	47,276,800
Wayne Charter County Special Airport Facilities RB for Northwest Airlines, Inc. Series 1995(f)
3,250,000	6.750	12/01/15	74,656

			134,103,308

Minnesota — 0.4%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB-)
7,500,000	7.250	06/15/32	7,466,625
Washington County Housing & Redevelopment Authority RB for Birchwood & Woodbury Projects Series 2007 A
7,475,000	5.625	06/01/37	5,818,615

			13,285,240

Mississippi — 0.2%
Adams County Environmental Improvement RB for International Paper Co. Project Series 1999 A (AMT) (BBB/Baa3)
1,000,000	6.250	09/01/23	1,001,290
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB)
3,000,000	5.250	12/01/21	2,866,830
1,825,000	5.250	12/01/26	1,659,108

			5,527,228

Missouri — 0.6%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A
1,635,000	6.000	07/01/37	1,107,189
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT)
11,000,000	6.000	07/01/25	8,030,220
3,000,000	6.000	07/01/37	1,948,320
Grindstone Plaza Transportation Development District Sales Tax RB Series 2006 A
250,000	5.250	10/01/21	193,315
385,000	5.400	10/01/26	276,422

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Missouri — (continued)
Jennings Missouri Tax Increment RB Refunding for Northland Redevelopment Area Project Series 2006
$900,000	5.000%	11/01/23	$758,232
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A
1,000,000	6.250	01/01/24	872,490
2,500,000	6.500	01/01/35	2,069,450
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
1,265,000	6.250	01/01/30	1,044,878
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/Baa1)
1,000,000	5.000	06/01/35	897,960
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007
1,250,000	5.750	04/01/27	962,213
Strother Interchange Transportation Development District-Lees Summit RB Series 2006
675,000	5.000	05/01/24	526,331

			18,687,020

Nevada — 0.6%
Clark County Improvement District No. 142 Local Improvement Special Assessment Series 2003
1,395,000	5.800	08/01/15	1,374,773
4,775,000	6.100	08/01/18	4,602,240
3,815,000	6.375	08/01/23	3,573,205
Clark County Industrial Development RB Refunding for Nevada Power Co. Project Series 1995 C (BB+)
710,000	5.500	10/01/30	702,147
Director of the State of Nevada Department of Business & Industry Second Tier RB for Las Vegas Monorail Project Series 2000(f)
3,000,000	7.250	01/01/23	150,000
1,250,000	7.375	01/01/30	62,500
16,000,000	7.375	01/01/40	800,000
Henderson Local Improvement Districts No. T-16 Special Assessment Series 2005
1,025,000	4.900	03/01/17	469,512
1,505,000	5.000	03/01/20	682,969
800,000	5.100	03/01/22	361,696
Henderson Local Improvement Districts No. T-17 Special Assessment Series 2005
1,375,000	5.000	09/01/25	975,576
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004
1,290,000	5.900	06/01/17	1,084,503
1,330,000	5.900	06/01/18	1,094,484
485,000	6.000	06/01/19	393,403
4,845,000	6.250	06/01/24	3,713,014

			20,040,022

New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-)
1,000,000	5.500	07/01/25	931,890
1,400,000	5.875	07/01/34	1,300,740

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Hampshire — (continued)
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
$1,050,000	5.250%	06/01/26	$946,145
2,050,000	5.250	06/01/36	1,723,947

			4,902,722

New Jersey — 1.9%
New Jersey Economic Development Authority RB for First Mortgage Lions Gate Project Series 2005 A
710,000	5.750	01/01/25	589,790
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (AA-/A1)
1,640,000	5.000	09/01/34	1,671,357
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/B3)
7,500,000	5.500	04/01/28	4,984,350
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B3)
9,000,000	6.250	09/15/29	7,768,080
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BB+/Ba2)
820,000	6.500	07/01/21	761,157
500,000	6.625	07/01/31	427,720
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
30,070,000	6.625	07/01/38	29,860,111
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB-/Baa2)
1,500,000	6.875	07/01/30	1,507,080
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 B (BBB-/Baa3)
10,840,000	6.500	07/01/23	9,017,145
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY GO OF CITY) (Aa3)
2,000,000	6.750	12/01/38	2,239,080
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (BB-)(d)
164,600,000	0.000	06/01/41	6,618,566

			65,444,436

New Mexico — 0.8%
Farmington New Mexico PCRB Refunding for Public Service Co. RMKT 12/01/97 Series 1997 A (BB+/Baa3)
4,290,000	5.800	04/01/22	4,291,759
Farmington New Mexico PCRB Refunding for Public Service Co. RMKT 12/01/97 Series 1997 C (BB+/Baa3)
580,000	5.800	04/01/22	580,238
Farmington New Mexico PCRB Refunding for Public Service Co. Series 1996 C (AMBAC) (BB+/Baa1)
13,550,000	5.700	12/01/16	13,590,785
Farmington New Mexico PCRB Refunding for San Juan Project RMKT 04/01/06 Series 2003 A (BB+/Baa3)
2,000,000	4.875	04/01/33	1,665,100

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Mexico — (continued)
Farmington New Mexico PCRB Refunding for San Juan Project RMKT 04/01/06 Series 2003 B (BB+/Baa3)
$6,925,000	4.875%	04/01/33	$5,765,409
Farmington New Mexico PCRB Refunding RMKT 12/01/97 Series 1997 B (BB+/Baa3)
945,000	5.800	04/01/22	945,387
Mariposa East Public Improvement District GO Bonds Series 2006
500,000	5.500	09/01/16	463,625
1,000,000	6.000	09/01/32	748,770

			28,051,073

New York — 1.5%
Hudson Yards Infrastructure Corp. RB Senior Series 2006 A (A/A3)
25,000,000	5.000	02/15/47	22,992,500
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2001 B (BB+/Ba2)
975,000	6.375	07/01/31	891,667
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2002 C (BB+/Ba2)
1,430,000	6.450	07/01/32	1,315,843
New York City Industrial Development Agency RB Capital Appreciation for Yankee Stadium - Pilot Series 2009 (ASSURED GTY) (AAA/Aa3)(d)
10,210,000	0.000	03/01/42	1,359,564
10,430,000	0.000	03/01/44	1,221,144
7,690,000	0.000	03/01/45	842,670
9,075,000	0.000	03/01/46	933,817
5,045,000	0.000	03/01/47	485,733
New York City Industrial Development Agency RB for Queens Baseball Stadium — Pilot Series 2009 (ASSURED GTY) (AAA/Aa3)
1,000,000	6.125	01/01/29	1,133,240
3,000,000	6.375	01/01/39	3,353,190
5,000,000	6.500	01/01/46	5,618,400
New York City Industrial Development Agency Special Facilities RB for American Airlines, Inc. Project Series 1990 (AMT) (CCC+/Caa2)
14,010,000	5.400	07/01/20	9,960,690

			50,108,458

North Carolina — 0.3%
Charlotte Special Facilities RB Refunding for Charlotte/Douglas International Airport US Airways Series 1998 (AMT)
6,760,000	5.600	07/01/27	4,386,023
North Carolina Medical Care Commission Retirement Facilities RB Refunding for First Mortgage United Methodist Church Series 2005 C
1,500,000	5.250	10/01/24	1,370,250
North Carolina Medical Care Community Hospital RB for Maria Parham Medical Center Series 2003 (Radian) (BB)
2,505,000	5.500	10/01/13	2,517,350

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
North Carolina — (continued)
North Carolina Medical Care Community Retirement Facilities RB Refunding First Mortgage for United Church Project Series 2005 A
$500,000	5.250%	09/01/21	$475,070

			8,748,693

North Dakota — 0.0%
Ward County Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+)
1,500,000	5.125	07/01/29	1,306,800

Ohio — 4.2%
Buckeye Ohio Tobacco Settlement Financing Authority RB for Asset-Backed Bonds Senior Turbo Series 2007 A-2 (BBB/Baa3)
2,000,000	5.875	06/01/47	1,503,580
88,580,000	6.500	06/01/47	72,734,810
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/B3)
28,290,000	5.375	09/15/27	21,606,770
Cleveland-Cuyahoga County Port Authority RB for Columbia National Series 2005 D (AMT) (BBB-)
670,000	5.000	05/15/20	546,995
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB)
15,540,000	5.000	01/01/27	13,378,541
15,000,000	5.000	01/01/37	12,334,500
Jeffrey Place New Community Authority RB for Jeffrey Place Redevelopment Series 2007 A
900,000	5.000	12/01/22	646,947
1,000,000	5.000	12/01/32	624,750
Ohio Air Quality Development Authority PCRB Refunding for FirstEnergy Solutions Corp. Series 2009 C (BBB/Baa1)
6,000,000	5.625	06/01/18	6,420,000
Ohio Air Quality Development Authority RB Refunding for Columbus Southern Power Co. Project Series 2009 B (BBB/A3)(c)
3,000,000	5.800	12/01/19	3,153,660
Ohio State Water Development Authority PCRB Refunding for FirstEnergy Solutions Corp. Series 2009 A (BBB/Baa1)(c)
6,000,000	5.875	06/01/16	6,626,100
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A
2,500,000	6.250	12/01/36	1,919,100

			141,495,753

Oklahoma — 0.7%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-)
4,725,000	5.000	12/01/27	4,234,403
Tulsa Municipal Airport Trust RB for American Airlines, Inc. Project Series 1995 (B-/Caa2)
21,000,000	6.250	06/01/20	17,803,170
Weatherford Hospital Authority RB Series 2006
2,200,000	6.000	05/01/25	1,894,970
1,365,000	6.000	05/01/31	1,100,654

			25,033,197

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Oregon — 0.3%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007
$4,750,000	5.500%	03/01/37	$4,021,160
Gilliam County Solid Waste Disposal RB for Waste Management, Inc. Convertible 05/05/04 Series 2000 A (BBB)(c)
2,500,000	6.000	05/03/10	2,527,425
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 Class VII (AMT) (BB-/B2)
890,000	6.350	08/01/25	856,794
Portland Oregon Multi-Family Housing RB for Pacific Tower Series 2001 C
2,490,000	7.000	12/01/34	2,282,508

			9,687,887

Pennsylvania — 5.8%
Allegheny County Hospital Development Authority RB for West Pennsylvania Health System Series 2007 A (BB/Ba3)
35,750,000	5.000	11/15/28	26,570,115
88,860,000	5.375	11/15/40	64,682,971
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (BB-/Ca)
6,115,000	6.000	11/15/16	5,353,805
Chester Economic Development Authority RB Guaranteed Series 2004 (MUN GOVT GTD)
8,640,000	7.000	03/01/19	8,638,877
Geisinger Authority Health System Variable RB for Geisinger Health System Series 2007 (AA/Aa2)(e)
48,000,000	0.958	05/01/37	33,594,720
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005
1,720,000	5.125	02/01/12	1,688,748
1,775,000	5.300	02/01/13	1,720,312
2,000,000	6.125	02/01/28	1,569,800
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy, Inc. Series 2002 A (BB-/B1)
3,810,000	6.750	12/01/36	3,893,782
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy, Inc. Series 2003 A (BB/B1)
3,715,000	6.750	12/01/36	3,796,693
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy, Inc. Series 2004 A (AMT) (BB-/B1)
11,235,000	6.750	12/01/36	11,482,057
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Seward LLC Project Series 2001 A (BB-/B1)
6,665,000	6.750	12/01/36	6,811,563
Pennsylvania Economic Development Financing Authority Exempt Facilities RB Refunding for Exelon Generation Co. LLC Project Series 2009 A (BBB/A3)(c)
2,000,000	5.000	06/01/12	2,096,220
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,400,000	6.250	01/01/32	7,427,158

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Philadelphia Authority Industrial Development RB for Please Touch Museum Project Series 2006 (BBB-)
$3,000,000	5.250%	09/01/26	$2,553,750
3,000,000	5.250	09/01/31	2,456,160
2,000,000	5.250	09/01/36	1,602,020
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-)
500,000	6.150	07/01/14	455,630
4,825,000	6.200	07/01/17	4,111,190
6,840,000	6.250	07/01/20	5,487,253

			195,992,824

Puerto Rico — 7.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa3)
13,225,000	6.000	07/01/38	13,515,686
9,615,000	6.000	07/01/44	9,819,799
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2007 A (BBB-/Baa3)
1,750,000	5.250	07/01/31	1,632,610
11,035,000	5.250	07/01/34	10,085,328
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2007 A (FGIC) (BBB-/Baa3)
1,000,000	5.500	07/01/22	1,008,990
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A (BBB-/Baa3)
2,660,000	5.125	07/01/31	2,503,220
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (A/Baa1)
36,000,000	5.250	07/01/35	33,471,360
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (BBB/Baa3)(e)
48,250,000	0.724	07/01/45	25,107,852
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2005 C (FGIC) (BBB+/Baa3)
3,570,000	5.500	07/01/21	3,606,307
3,000,000	5.500	07/01/22	2,999,970
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/Baa3)
11,500,000	5.000	07/01/46	9,834,800
Puerto Rico Electric Power Authority RB Series 2007 TT (BBB+/A3)
13,040,000	5.000	07/01/32	12,463,501
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2007 N (COMWLTH GTD) (BBB-/Baa3)
2,060,000	5.500	07/01/21	2,075,059
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 F (CIFG-TCRS/COMWLTH GTD) (BBB-/Baa3)
11,500,000	5.250	07/01/17	11,968,855
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M (COMWLTH GTD) (BBB-/Baa3)
2,000,000	6.250	07/01/23	2,145,440

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 P (COMWLTH GTD) (BBB-/Baa3)
$1,000,000	6.125%	07/01/23	$1,047,210
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2009 Q (CMWLTH GTD) (BBB-/Baa3)
6,000,000	5.625	07/01/39	5,746,440
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (BBB-/Ba1)(c)
845,000	5.750	02/01/12	868,474
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (NATL-RE) (A/Baa1)(c)
9,585,000	5.250	02/01/12	9,757,434
Puerto Rico Sales Tax Financing Corp. Sales Tax RB First Subseries 2009 A (A+/A2)
45,000,000	6.000	08/01/42	46,858,500
20,000,000	6.500	08/01/44	21,626,400
Puerto Rico Sales Tax Financing Corp. Sales Tax RB for Capital Appreciations First Subseries 2009 A (A+/A2)(d)(h)
27,750,000	0.000	08/01/32	20,588,835
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Rolls RR II R-11758-1 Series 2009 (AA-)(a)(b)
16,665,000	13.360	12/01/47	19,417,558

			268,149,628

Rhode Island — 0.1%
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2007 A (BB)(d)
68,950,000	0.000	06/01/52	1,402,443
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2007 B (BB-)(d)
85,300,000	0.000	06/01/52	1,334,092

			2,736,535

South Carolina — 0.5%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (C)(d)
15,000,000	0.000	01/01/33	742,350
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A
4,245,000	6.875	11/01/35	3,300,360
Lancaster County Assessment Special Assessment for Edenmoor Improvement District Series 2006 A
4,865,000	5.750	12/01/37	1,750,038
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B+/B1)
12,230,000	5.700	01/01/24	11,371,699

			17,164,447

South Dakota — 0.3%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2007 (AA-/A1)
5,000,000	5.000	11/01/40	4,901,150

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
South Dakota — (continued)
South Dakota State Health and Educational Facilities Authority RB for Sanford Health Series 2009 (AA-/A1)
$1,500,000	5.250%	11/01/29	$1,524,045
2,500,000	5.500	11/01/40	2,558,825

			8,984,020

Tennessee — 1.0%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A
1,675,000	5.125	04/01/23	1,411,757
Chattanooga Health Educational & Housing Facility Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-)
660,000	5.000	10/01/15	622,195
11,710,000	5.000	10/01/25	9,467,301
14,500,000	5.125	10/01/35	10,968,960
Johnson City Health & Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A
1,000,000	6.250	02/15/32	915,130
Knox County Tennessee Health Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+)
2,000,000	5.250	04/01/36	1,815,040
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (AMT)(c)
9,080,000	5.750	04/01/25	5,799,759
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 B(e)
1,840,000	1.600	04/01/42	1,619,568
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A
2,000,000	5.625	09/01/26	1,850,160

			34,469,870

Texas — 11.1%
Alliance Airport Authority Special Facilities RB Refunding for American Airlines, Inc. Project Series 2007 (AMT) (CCC+)
64,470,000	5.250	12/01/29	38,083,074
25,000,000	5.750	12/01/29	15,835,250
Austin Texas Convention Enterprises, Inc. RB for Third Tier Series 2001 C-2
9,540,000	9.750	01/01/26	9,576,634
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (CCC/Caa3)
17,740,000	5.000	03/01/41	7,299,300
Brazos River Authority PCRB Refunding for TXU Electric Co. LLC Project Series 2001 C (AMT) (CCC/Caa3)(c)
8,000,000	5.750	11/01/11	7,322,640
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (CCC/Caa3)
9,275,000	6.750	10/01/38	5,124,345

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Brazos River Authority RB for Houston Industries, Inc. Project Series 1998 A (AMBAC) (BBB+/Baa1)
$14,000,000	5.125%	05/01/19	$14,000,840
Brazos River Authority RB for Houston Industries, Inc. Project Series 1998 C (AMBAC) (BBB+/Baa1)
20,425,000	5.125	05/01/19	20,426,225
Dallas County Flood Control District GO Bonds Refunding Series 2002(b)
6,000,000	7.250	04/01/32	6,250,800
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (CCC+/Caa2)
12,750,000	6.000	11/01/14	11,260,418
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1999 (AMT) (GTY AGMT) (CCC+/Caa2)
46,720,000	6.375	05/01/35	31,084,685
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for Delta Airlines, Inc. Series 1991(f)
3,250,000	7.625	11/01/21	213,525
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding for American Airlines, Inc. Series 2007 (CCC+)
16,450,000	5.500	11/01/30	9,976,596
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Series 2001 A-1 (Ba2)
17,100,000	6.150	01/01/16	16,864,875
Gulf Coast Waste Disposal Authority RB Refunding Series 2002 A (BBB/Baa3)
8,115,000	6.100	08/01/24	8,060,467
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
18,335,000	5.500	07/01/34	19,286,036
Houston Airport System RB Special Facilities for Continental Airlines, Inc. Series 1998 B (AMT) (CCC+/B3)
1,000,000	5.700	07/15/29	767,350
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power and Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
5,200,000	6.300	11/01/29	5,587,452
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-)
2,025,000	5.500	02/15/25	1,794,393
4,115,000	5.625	02/15/35	3,428,947
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B+/Ba3)
4,200,000	7.200	01/01/21	4,205,418
5,000,000	7.250	01/01/31	4,782,550
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
25,400,000	6.250	01/01/39	26,939,494
North Texas Tollway Authority RB Refunding for Toll Second Tier Series 2008 F (BBB+/A3)
53,205,000	5.750	01/01/38	53,951,998
Rio Grande Valley Health Facilities Development Corp. Texas Hospital RB for Valley Health Medical Centre Project Series 1992 A (NATL-RE) (A/Baa1)
4,040,000	6.375	08/01/22	4,039,919

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (CCC/Caa3)
$5,950,000	5.200%	05/01/28	$3,174,385
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2000 A (CCC/Caa3)
7,110,000	6.450	06/01/21	4,770,881
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2001 A (CCC/Caa3)(c)
19,065,000	5.500	11/01/11	17,159,263
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB)
4,075,000	5.125	05/15/37	3,449,243
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	7,627,650
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health System Project Series 2001 (BBB+/Ba1)
2,000,000	6.750	05/15/21	2,049,600
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
250,000	5.000	07/01/15	247,285
8,650,000	5.000	07/01/20	7,808,701
5,850,000	5.000	07/01/23	5,079,204

			377,529,443

U.S. Virgin Islands — 0.1%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Capital Projects Series 2009 A-1 (BBB/Baa2)
2,000,000	5.000	10/01/39	1,806,120
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes for Cruzan Project Series A (BBB-/Baa3)
2,000,000	6.000	10/01/39	2,002,700

			3,808,820

Utah — 0.1%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A
4,720,000	6.375	08/15/11	4,642,545

Vermont — 0.0%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A
1,300,000	5.250	05/01/26	1,082,822

Virginia — 0.3%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007
1,000,000	5.000	01/01/31	856,000
Bedford County IDA RB Refunding for Nekoosa Packaging Corp. Project Series 1998 (AMT) (B2)
520,000	5.600	12/01/25	462,660
Loudoun County IDA Residential Care Facility RB Refunding for Falcons Landing Series 2004 A
1,750,000	6.000	08/01/24	1,591,642
Norfolk Redevelopment & Housing Authority RB for First Mortgage Retirement Community Series 2004 A
500,000	6.000	01/01/25	440,115
1,100,000	6.125	01/01/35	922,812

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Virginia — (continued)
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006
$725,000	5.150%	09/01/24	$612,661
1,000,000	5.300	09/01/31	790,310
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005
500,000	5.000	11/01/22	422,620
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	4,525,280

			10,624,100

Washington — 0.5%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (AA+)(a)(b)(c)
3,955,000	16.006	12/14/17	5,573,979
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (AA+)(a)(b)(c)
4,150,000	16.006	01/12/10	5,732,022
Terrace Heights Sewer District RB Refunding for Capital Improvement Series 2006
680,000	4.750	01/01/29	618,582
1,075,000	5.000	01/01/33	966,404
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AAA/Aa3)
750,000	6.000	08/15/39	794,880
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AAA/Aa3)
1,750,000	6.000	08/15/39	1,854,720
Washington Health Care Facilities Authority RB Series 2007 C (Radian) (BBB/Baa2)
2,000,000	5.500	08/15/42	1,789,580

			17,330,167

West Virginia — 0.0%
Ohio County Commission Sewage System Tax Allocation for Fort Henry Centre Financing District Series 2007 A
640,000	5.850	06/01/34	553,754
Wisconsin — 3.2%
Kaukauna Wisconsin Environment Improvement RB for International Paper Co. Projects Series 2005 A (AMT) (BBB/Baa3)
6,510,000	5.250	06/01/29	5,612,922
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+)
1,500,000	6.100	05/01/34	1,502,655
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
5,825,000	5.125	05/15/29	5,012,645
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
1,400,000	5.000	05/15/36	1,156,456

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin State Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-)
$3,000,000	5.100%	03/01/25	$2,714,070
3,800,000	5.250	03/01/35	3,256,866
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (BBB+/Baa2)
2,450,000	5.250	08/15/19	2,377,946
11,365,000	5.250	08/15/21	10,823,117
9,700,000	5.250	08/15/23	9,063,486
7,565,000	5.250	08/15/24	6,996,793
9,715,000	5.250	08/15/25	8,890,585
2,000,000	5.250	08/15/31	1,770,980
21,500,000	5.250	08/15/34	18,815,080
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services, Inc. Series 1993 (NATL-RE) (A/Baa1)
12,000,000	5.750	08/15/22	11,830,200
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services, Inc. Series 2003 A (BBB+/Baa2)
5,000,000	5.250	08/15/25	4,575,700
2,715,000	5.125	08/15/33	2,343,398
Wisconsin State Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006
1,275,000	5.650	08/01/21	1,199,584
2,385,000	5.800	08/01/29	2,157,518
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (BBB+/Baa2)
11,470,000	5.125	08/15/30	10,057,699

			110,157,700

Wyoming — 0.4%
Sweetwater County Wyoming PCRB Refunding for Idaho Power Co. Project Series 2006 (A-/A3)
12,000,000	5.250	07/15/26	12,180,480

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$3,130,192,459

Other Municipal Debt Obligations — 1.6%
Charter Mac Equity Issuer Trust Series 2004 A-4-1 (AMT) (Aaa)(b)(c)
$4,000,000	5.750%	05/15/15	$4,154,280
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2000 (Baa2)(b)(c)
7,000,000	7.750	11/01/10	5,740,070
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (Baa2)(b)(c)
4,000,000	5.200	09/30/14	2,840,120
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (Baa3)(b)(c)
3,000,000	5.400	09/30/14	1,965,270
3,000,000	5.800	09/30/19	1,964,910
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 A-2 (Baa1)(b)(c)
6,000,000	4.900	09/30/14	4,622,520

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipal Debt Obligations — (continued)
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 C (Baa3)(b)(c)
$13,000,000	9.750%	09/30/12	$12,096,760
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (Baa1)(b)(c)
8,000,000	5.125	09/30/15	6,003,760
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (Baa3)(b)(c)
8,000,000	5.300	09/30/15	5,560,320
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (Ba1)(b)(c)
6,000,000	5.900	09/30/20	3,120,000
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (Baa1)(b)(c)
4,000,000	4.950	09/30/12	3,320,080
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (Baa3)(b)(c)
3,000,000	5.500	09/30/15	1,902,480

TOTAL OTHER MUNICIPAL DEBT OBLIGATIONS			$53,290,570

Shares	Description	Value
Common Stock — 0.0%
13,163	Delta Air Lines, Inc.(i)	$149,795

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — 2.1%
Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-1 (A-1+/VMIG1)(e)
$6,800,000	0.220%	01/04/10	$6,800,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-2 (A-1+/VMIG1)(e)
6,300,000	0.180	01/04/10	6,300,000

			13,100,000

Massachusetts — 0.2%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Series 1999 Series R (GO OF INSTN) (A-1+/VMIG1)(e)
6,000,000	0.180	01/04/10	6,000,000

Michigan — 0.3%
Detroit Michigan Tax Anticipation Notes Series 2009 C
10,000,000	10.000	10/01/10	9,997,500

Mississippi — 0.1%
Mississippi Business Finance Corp. VRDN for Chevron U.S.A., Inc. Project Series 2009 E (VMIG1)(e)
5,000,000	0.200	01/04/10	5,000,000

New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 A (A-1+/VMIG1)(e)
1,600,000	0.220	01/04/10	1,600,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 B (A-1+/VMIG1)(e)
2,000,000	0.220	01/04/10	2,000,000

			3,600,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
New York — 0.9%
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second Generation Resolution Series 2008 BB-1 (A-1/VMIG1)(e)
$1,900,000	0.250%	01/04/10	$1,900,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Series 2002-1 Subseries 1-D (LIQ — Landesbank Hessen-Thuringen) (A-1+/VMIG1)(e)
8,000,000	0.200	01/04/10	8,000,000
New York City VRDN GO Bonds Subseries 1993 A-8 (LOC — JPMorgan Chase Bank) (A-1+/VMIG1)(e)
11,500,000	0.210	01/04/10	11,500,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (A-1+/VMIG1)(e)
800,000	0.200	01/04/10	800,000
Tompkins County Industrial Development Agency VRDN RB for Cornell University Civic Facilities Series 2008 A-1 (A-1+/VMIG1)(e)
8,000,000	0.100	01/04/10	8,000,000

			30,200,000

Texas — 0.1%
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (A-1+/VMIG1)(e)
4,274,000	0.220	01/04/10	4,274,000

TOTAL SHORT-TERM INVESTMENTS			$72,171,500

Shares	Rate	Value
Investment Companies — 2.8%
JPMorgan Tax Free Money Market Fund — Institutional Shares(e)
86,428,969	0.100%	$86,428,969
Morgan Stanley Institutional Liquidity Fund — Tax-Exempt Portfolio — Institutional Shares(e)
7,264,627	0.130	7,264,627

TOTAL INVESTMENT COMPANIES		$93,693,596

TOTAL INVESTMENTS — 98.8%		$3,349,497,920

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		39,611,013

NET ASSETS — 100.0%		$3,389,108,933

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

(a)	Inverse variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $103,039,929, which represents approximately 3.0% of net assets as of December 31, 2009.

(c)	Securities with ‘‘Put’’ features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2009.

(d)	Issued with zero coupon. Income is recognized through the accretion of discount.

(e)	Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2009.

(f)	Security is currently in default.

(g)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(h)	Issued with zero coupon until next reset date.

(i)	Non-income producing security.

Investment Abbreviations:
AGC	— Insured by ACE Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BANS	— Bond Anticipation Notes
BNY	— Insured by The Bank of New York Mellon Corp.
CIFG	— CIFC Assurance North America, Inc.
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA INS	— Insured by Federal Housing Administration
FSA	— Insured by Financial Security Assurance Co.
FSA-CR	— Insured by Financial Security Assurance Co. Insured Custodial Receipts
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF CITY	— General Obligation of City
GO OF INSTN	— General Obligation of Institution
GTY AGMT	— Guaranteed Agreement
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE	— National Public Finance Guarantee Corp.
FGIC	Re-insures Financial Guaranty Insurance Co.
PCRB	— Pollution Control Revenue Bond
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Insured by Radian Asset Assurance

RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
TCRS	— Transferable Custodial Receipts
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

CREDIT DEFAULT SWAP CONTRACT

		Notional	Rates		Credit Spread at
Swap	Reference	Amount	Received	Termination	December 31, 2009(a)	Market
Counterparty	Obligation	(000’s)	by the Fund	Date	(basis points)	Value(b)

Protection Sold:
JPMorgan Chase	California State
Bank, N.A.	Various Purpose
GO Bonds
Series 2003,
	5.250%, 02/01/18	$10,000	3.000%	06/20/19	220	$243,156

(a) A credit spread on the referenced obligation, together with the period of expiration, is an indicator of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

(b) There are no upfront payments on the swap contract listed above, therefore the unrealized gain on the swap contract is equal to its market value.

TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,761,824,576

Gross unrealized gain	160,936,529
Gross unrealized loss	(573,263,185)

Net unrealized security loss	$(412,326,656)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — 94.5%
Alabama — 1.2%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA)(a)(b)(c)
$1,000,000	14.070%	11/03/16	$1,154,630
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+)
1,780,000	5.750	12/01/36	1,433,915
Birmingham Alabama GO Bonds for Capital Improvement Warrants Series 2000 A (AA/Aa3)
1,000,000	5.550	08/01/21	1,021,520
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
575,000	5.000	11/15/17	574,965
100,000	5.000	11/15/21	92,626
Mobile Alabama Board of Water & Sewer Commissioners RB Series 2002 (NATL-RE FGIC) (AA-/A2)
1,000,000	5.250	01/01/18	1,024,210
Tuscaloosa Alabama Educational Building Authority RB for Stillman College Project Series 2007 A (BBB-)
2,900,000	5.250	06/01/37	2,241,555

			7,543,421

Alaska — 0.8%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (FGIC) (AA/Aa2)
4,000,000	5.250	12/01/34	4,023,800
Anchorage Alaska Water RB Refunding Series 2004 (NATL-RE) (AA)(d)
1,000,000	5.125	05/01/14	1,153,310

			5,177,110

Arizona — 2.0%
Arizona Health Facilities Authority RB for Phoenix Children’s Hospital Series 2007 A(c)(e)
2,170,000	1.250	02/02/15	1,933,101
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC)(d)
3,410,000	5.750	07/01/14	4,036,486
Maricopa County Arizona Pollution Control Corp. PCRB for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
2,200,000	7.250	02/01/40	2,480,302
Navajo County Arizona Pollution Control Corp. PCRB Series 2009 B (BBB-/Baa2)(c)
2,000,000	5.500	06/01/14	2,096,880
Northern Arizona University RB Series 2003 (FGIC) (A+/A2)(d)
1,235,000	5.500	06/01/14	1,447,568
Queen Creek Arizona Improvement District No. 1 Special Assessment Series 2006 (BBB/Baa2)
500,000	5.000	01/01/26	462,115

			12,456,452

Arkansas — 0.1%
Arkansas State Development Finance Authority RB for Single Family Mortgage Backed Securities Series 2008 B (AMT) (GNMA/FNMA) (AAA)
520,000	5.500	07/01/23	543,910

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — 19.2%
Abag Finance Authority RB for Non-Profit Corps. RB for San Diego Hospital Association Series 2001 A (A-/A3)
$1,790,000	6.125%	08/15/20	$1,816,832
Bay Area Toll Authority California Toll Building Authority RB for San Francisco Bay Area Series 2008 F1 (AA/Aa3)
4,000,000	5.500	04/01/43	4,166,240
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (GO OF INSTN) (AAA/Aa1)
5,000,000	5.000	11/01/39	5,216,550
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA/Aa2)
1,000,000	6.500	10/01/33	1,117,030
California Housing Finance Agency RB for Home Mortgage Series 2006 I (AMT) (AA-/Aa3)
2,000,000	4.800	08/01/36	1,602,300
California Infrastructure & Economic Development Bank RB for Los Angeles County Department of Public Social Services Series 2003 (AMBAC)
1,000,000	5.750	09/01/23	1,011,280
California Pollution Control Financing Authority PCRB Refunding for U.S.A. Waste Services, Inc. Series 1998 A (AMT) (BBB)(c)
2,500,000	4.500	06/01/10	2,499,600
California State Various Purpose GO Bonds Series 2009 (A/Baa1)
5,000,000	5.250	10/01/25	5,041,300
10,000,000	5.250	10/01/29	9,782,800
5,000,000	6.500	04/01/33	5,380,250
2,750,000	6.000	04/01/38	2,802,388
California State GO Bonds Refunded Balance Series 2000 (FGIC) (AAA/Baa1)(d)
75,000	5.250	09/01/10	77,489
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (AGM) (AAA/Aa2)
2,000,000	5.375	10/01/19	2,123,780
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (A)
1,435,000	5.750	08/15/38	1,378,547
Chabot-Las Positas Community College District GO Bonds for Capital Appreciation Bonds Series 2006 C (AMBAC) (AA-/Aa2)(f)
6,340,000	0.000	08/01/35	1,096,186
Citrus Community College District GO Bonds for Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa3)(f)
6,500,000	0.000	06/01/34	1,329,575
Eastern California Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006
425,000	5.000	09/01/36	311,648
Eastern California Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Promontory Pointe Series 2006
410,000	5.000	09/01/36	311,538

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Foothill-De Anza California Community College District GO Bonds for Capital Appreciation Series 2007 B (AMBAC) (AA/Aa1)(f)
$11,235,000	0.000%	08/01/36	$2,128,695
Foothill-De Anza California Community College District GO Bonds Series 2007 A (AMBAC) (AA/Aa1)
6,000,000	5.000	08/01/27	6,206,040
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Capital Appreciation for Asset Backed Bonds Subseries 2007 B (BB)(f)
50,000,000	0.000	06/01/47	1,668,500
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Capital Appreciation for Asset Backed Bonds Subseries 2007 C (BBB-)(f)
19,500,000	0.000	06/01/47	595,140
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2003 A-3 (AAA/Aaa)(d)
350,000	7.875	06/01/13	423,871
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2003 A-5 (AAA/Aaa)(d)
650,000	7.875	06/01/13	787,189
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2007 A-1 (BBB/Baa3)
5,000,000	5.000	06/01/33	3,757,450
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2003 B (AAA/Aaa)(d)
7,800,000	5.500	06/01/13	8,833,890
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (A-/Baa2)
3,075,000	5.000	06/01/45	2,565,257
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Senior Asset Backed Bonds Series 2007 A-1 (BBB/Baa3)
4,500,000	5.750	06/01/47	3,336,840
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (AAA/Aaa)(d)
1,225,000	6.750	06/01/13	1,437,991
Hacienda La Puente California Unified School District GO Bonds for Election of 2000 Series 2003 B (FSA) (AAA/Aa3)(d)
1,200,000	5.250	08/01/13	1,379,292
Lake Elsinore California Unified School District Community Facilities District Special Tax Series 2005-3
595,000	5.000	09/01/25	473,221
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AAA/Aa3)(f)
2,000,000	0.000	08/01/37	300,880
4,500,000	0.000	08/01/38	630,270
4,500,000	0.000	08/01/39	586,710

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Menlo Park California GO Bonds Series 2002 (AAA/Aa1)
$1,000,000	5.250%	08/01/27	$1,054,040
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A)(f)
1,205,000	0.000	08/01/26	405,543
Metropolitan Water District Waterworks of Southern California Refunding RB Series 2001 A (AAA/Aa2)
1,000,000	5.100	07/01/25	1,041,200
M-S-R Energy Authority California Gas RB Series 2009 A (A)
1,750,000	6.500	11/01/39	1,857,958
M-S-R Energy Authority California Gas RB Series 2009 C (A)
3,500,000	6.125	11/01/29	3,590,965
1,750,000	6.500	11/01/39	1,857,958
Palomar Pomerado Health COPS Series 2009 (BBB/Baa2)
2,500,000	6.750	11/01/39	2,480,950
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AAA/Aa3)(f)
2,150,000	0.000	08/01/31	518,924
4,150,000	0.000	08/01/32	923,541
3,500,000	0.000	08/01/33	717,185
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AAA/Aa3)(f)(g)
6,450,000	0.000	08/01/38	3,975,006
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(e)
3,000,000	0.701	12/10/35	2,296,620
San Diego Community College District GO Bonds for Election of 2002 Series 2005 (FSA) (AAA/Aa2)
3,000,000	5.000	05/01/30	3,095,850
San Diego County Water Authority COPS Series 2008 A (FSA) (AAA/Aa3)
10,000,000	5.000	05/01/33	10,080,600
San Diego Unified School District GO Bonds for Election of 1998 Series 2002 D (FGIC) (AA/Aa2)
1,000,000	5.250	07/01/24	1,096,930
San Gabriel Unified School District GO Bonds Unrefunded Balance Series 2002 A (FSA) (AAA/Aa3)
55,000	5.375	08/01/21	57,830
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (A/Baa1)(f)
1,605,000	0.000	01/15/26	433,334
Silicon Valley Tobacco Securitization Authority Tobacco Settlements Turbo Capital Appreciation RB for Santa Clara County Tobacco Securitization Corp. Series 2007 A (BBB)(f)
8,000,000	0.000	06/01/36	772,960
Temecula Valley Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007
1,865,000	5.000	09/01/37	1,460,370

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Torrance California COPS for Refunding & Public Improvement Project Series 2005 B (AMBAC) (AA/A1)
$310,000	5.250%	06/01/34	$315,462
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (A)(f)
1,175,000	0.000	08/01/25	419,757

			120,629,552

Colorado — 1.2%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A-/A3)
800,000	5.000	03/01/25	786,688
Colorado Health Facilities Authority RB for Catholic Health Initiatives Series 2001 (AA/Aa2)(d)
325,000	5.500	09/01/11	351,260
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-)
1,150,000	5.000	12/01/35	932,707
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001(d)
275,000	6.500	11/15/11	306,617
E-470 Public Highway Authority RB for Capital Appreciation Series 2004 B (NATL-RE) (A/Baa1)(f)
5,000,000	0.000	09/01/27	1,576,850
La Plata County Colorado Durango School District No. 9-R GO Bonds Series 2002 (NATL-RE)(d)
1,000,000	5.250	11/01/12	1,120,520
West Metro Fire Protection District GO Bonds Series 2006 A (NATL-RE) (Aa3)
2,200,000	5.250	12/01/26	2,404,578

			7,479,220

Connecticut — 0.6%
Connecticut State Development Authority PCRB Refunding for The Connecticut Light & Power Co. RMKT 9/23/98 Series 1993 A (BBB/Baa1)
2,150,000	5.850	09/01/28	2,185,647
Connecticut State Development Authority PCRB Refunding for The Connecticut Light & Power Co. Project RMKT 12/05/08 Series 1996 A (AMT) (BBB+/A2)(c)
1,500,000	5.250	04/01/10	1,514,610

			3,700,257

District of Columbia — 1.1%
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
600,000	6.250	05/15/24	601,944
1,000,000	6.500	05/15/33	958,140
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AA/Aa3)
5,000,000	6.000	10/01/35	5,597,750

			7,157,834

Florida — 7.1%
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (BBB+)
1,295,000	5.000	05/01/19	1,255,515

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Bluewaters Community Development District Special Assessment Series 2004
$2,460,000	6.000%	05/01/35	$2,349,029
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005
2,315,000	5.750	05/01/35	2,023,032
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Bonds Series 2009 A-1 (A+/A2)
3,650,000	5.500	06/01/17	3,714,131
Coconut Cay Community Development District Special Assessment Series 2006
960,000	5.375	05/01/36	761,933
Coral Gables Health Facilities Authority RB for Baptist Health South Florida Series 2004 (AGM) (AAA/Aaa)(d)
1,000,000	5.250	08/15/14	1,166,360
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-)
610,000	5.000	05/01/21	601,667
Crossings At Fleming Island Community Development District of Florida RB Refunding Series 2007 (NATL-RE) (A/Baa1)
125,000	4.750	10/01/36	120,948
Crossings At Fleming Island Community Development District of Florida Special Assignment Refunding Series 2000 B (NATL-RE) (A/Baa1)
1,765,000	5.800	05/01/16	1,781,997
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,600,000	6.000	05/01/34	1,460,960
Double Branch Community Development District Special Assessment Series 2005 A (A-)
550,000	5.350	05/01/34	491,623
Florida State Municipal Power Agency RB Series 2009 A (A+/A1)
1,000,000	6.250	10/01/31	1,134,960
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (A/Baa1)
2,755,000	5.375	05/01/22	2,757,259
High Ridge Quantum Community Development District Special Assessment for Boyton Beach Series 2005 A
1,850,000	5.750	05/01/35	1,710,917
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (BBB+/Baa1)
300,000	5.625	03/01/24	289,344
Keys Cove Community Development District Special Assessment Series 2004
1,145,000	5.875	05/01/35	996,723
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB+)
2,500,000	5.000	11/15/13	2,517,275
Longleaf Community Development District Special Assessment Refunding Series 2006
1,255,000	5.375	05/01/30	1,021,507

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Marsh Harbour Community Development District Special Assessment Series 2005 A
$855,000	5.450%	05/01/36	$602,040
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
945,000	6.000	05/01/35	836,580
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (NATL-RE) (A/A2)
500,000	5.250	10/01/13	536,710
425,000	5.250	10/01/14	451,078
575,000	5.250	10/01/16	599,104
Miami-Dade County Florida Expressway Authority RB Series 2004 B (NATL-RE FGIC) (A/A3)
1,000,000	5.250	07/01/26	1,029,740
Port Everglades Authority RB for Port Facilities Series 1986 (ETM) (AAA/Aaa)
2,135,000	7.125	11/01/16	2,517,870
Sail Harbour Community Development District Special Assessment Series 2005 A
955,000	5.500	05/01/36	792,631
Sonoma Bay Community Development District Special Assessment Series 2005 A
625,000	5.450	05/01/36	409,831
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
2,000,000	6.500	11/15/39	2,123,880
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (NATL-RE) (A/Baa1)
250,000	4.625	10/01/30	165,988
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (A/Baa1)
1,395,000	4.500	05/01/18	1,435,915
Tampa Water & Sewer RB Refunding Series 2001 A (AA/Aa2)
1,000,000	5.250	10/01/19	1,041,350
Thousand Oaks Community Development District Special Assessment Series 2005 A-1
940,000	5.350	05/01/35	742,299
Village Community Development District No. 5 Special Assessment Series 2003 A
2,325,000	6.100	05/01/34	2,264,457
Village Community Development District No. 6 Special Assessment Series 2007
2,145,000	5.250	05/01/37	1,716,665
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvement Series 2005
985,000	5.600	05/01/36	762,981

			44,184,299

Georgia — 0.2%
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB-/Baa2)
325,000	5.500	01/01/34	285,776
Georgia State GO Bonds Prerefunded Series 1992 B (ETM) (AAA/Aaa)
5,000	6.000	03/01/12	5,572

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Georgia — (continued)
Georgia State GO Bonds Unrefunded Balance Series 1992 B (AAA/Aaa)
$995,000	6.000%	03/01/12	$1,107,922

			1,399,270

Guam — 0.4%
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB-)
600,000	5.375	12/01/24	599,052
850,000	5.625	12/01/29	850,264
750,000	5.750	12/01/34	747,982

			2,197,298

Hawaii — 0.6%
Hawaii State Airport System RB Refunding Series 2000 B (AMT) (NATL-RE FGIC) (A/A2)
3,500,000	6.625	07/01/17	3,578,610

Idaho — 0.2%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A/A2)
1,000,000	6.750	11/01/37	1,085,600

Illinois — 3.8%
Chicago Illinois GO Bonds Unrefunded Balance Series 2000 C (NATL-RE FGIC) (AA-/Aa3)
815,000	5.500	01/01/19	836,679
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 A-1 (XLCA) (A-/A1)
490,000	5.250	01/01/34	497,022
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA)
750,000	5.000	11/15/11	774,690
1,250,000	6.250	11/15/13	1,307,600
Chicago Single Family Mortgage RB Series 2001 A (AMT) (GNMA/FNMA/FHLMC) (AAA/Aaa)
1,225,000	6.250	10/01/32	1,262,007
Du Page County High School District No. 87 Glenbard Township GO Bonds Unrefunded Balance Series 1998 A (Aa3)
20,000	5.050	12/01/14	20,004
Illinois Development Finance Authority PCRB Refunding for Amerencips RMKT 12/03/01 Series 2000 A (BBB-/Baa3)(c)
2,300,000	5.500	02/28/14	2,303,013
Illinois Educational Facilities Authority Student Housing RB Educational Advancement Fund for University Center Project Series 2002 (AAA/Aaa)(d)
2,000,000	6.250	05/01/12	2,257,680
Illinois Finance Authority RB for Edward Hospital RMKT 04/09/08 Series 2008 A (AMBAC) (A+/A2)
350,000	6.250	02/01/33	366,439
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BBB-/Baa3)
400,000	5.125	01/01/25	329,124
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (BBB)
400,000	5.050	08/01/29	373,128
Illinois State GO Bonds First Series 2002 (NATL-RE) (A+/A2)
3,000,000	5.375	07/01/19	3,235,260

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (FSA) (AAA/Aa3)
$2,725,000	9.000%	11/01/16	$3,706,218
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Series 1999 (NATL-RE FGIC) (AAA/A3)
800,000	5.250	12/15/28	809,336
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Refunding Series 2007 (ASSURED GTY) (AAA)
2,320,000	5.500	03/01/32	2,491,193
125,000	4.700	03/01/33	125,144
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (FSA) (AAA)(f)
6,500,000	0.000	12/01/25	2,959,125

			23,653,662

Indiana — 2.4%
Eagle-Union Middle School Building Corp. RB Refunding for First Mortgage Series 2001 (AMBAC)
125,000	4.850	07/05/15	128,955
Fall Creek Regional Waste District RB Refunding Series 2001 (NATL-RE) (A/Baa1)
100,000	4.700	03/01/13	103,994
Greencastle Indiana Waterworks RB Refunding Series 2001 (NATL-RE) (A/Baa1)
300,000	4.250	07/01/13	317,478
Indiana Bond Bank RB for Special Program Series 1998 A (FSA) (AAA/Aa3)
290,000	4.600	02/01/13	293,599
Indiana Health & Educational Facilities Financing Authority Hospital RB for Clarian Health Obligation Series 2006 A (A+/A2)
3,900,000	5.000	02/15/39	3,493,776
Indiana Health Facility Financing Authority RB for Kings Daughters Hospital Series 1997 (Radian)
70,000	5.500	02/15/10	70,114
Indiana State Educational Facilities Authority RB for Earlham College Project Series 1998 (Aa3)
325,000	4.950	10/15/12	325,553
Indianapolis Indiana Airport Authority RB Refunding for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.100	01/15/17	640,589
Indianapolis Indiana Gas Utility RB Second Lien Series 2008 A (ASSURED GTY) (AAA/Aa3)(c)
3,500,000	5.000	08/15/13	3,778,670
Indianapolis Local Public Improvement Bond Bank RB for Waterworks Project Series 2009 A (AA-/A3)
2,000,000	5.750	01/01/38	2,128,340
Jasper County RB Refunding for Northern RMKT 8/25/08 Series 1994 C (NATL-RE) (AA/Baa1)
650,000	5.850	04/01/19	712,062
Mitchell Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (ST AID WITHHLDG) (AA+)
275,000	4.650	07/05/13	306,496

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Indiana — (continued)
North Montgomery High School Building Corp. RB for First Mortgage Series 2000 (NATL-RE FGIC) (AA+)
$400,000	5.050%	07/15/15	$411,696
Perry Township Multi School Building Corp. RB for First Mortgage Series 2001 (NATL-RE FGIC) (Aa3)
240,000	4.625	01/15/15	244,466
Porter County Jail Building Corp. RB Refunding for First Mortgage Series 2001 (FSA) (AAA/Aa3)
300,000	5.000	07/10/16	308,754
Princeton Indiana Sewer Works RB Refunding Series 2003
275,000	4.500	05/01/13	278,088
South Bend Community School Building Corp. RB for First Mortgage Series 2001 B (FSA) (AAA/Aa3)
200,000	4.600	07/01/13	202,272
Vanderburgh County Indiana Redevelopment Commission Tax Increment Tax Allocation Series 2006 (A)
1,400,000	5.250	02/01/31	1,296,260

			15,041,162

Iowa — 0.5%
Coralville Iowa COPS Series 2006 D (A3)
1,325,000	5.250	06/01/22	1,370,752
Tobacco Settlement Authority of Iowa RB for Asset-Backed Bonds Series 2005 C (BBB/Baa3)
1,875,000	5.375	06/01/38	1,415,681

			2,786,433

Kentucky — 1.3%
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA)(a)(b)
470,000	17.720	11/11/14	631,816
Kentucky Economic Development Finance Authority System RB Prerefunded for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (A)(d)
1,085,000	6.000	10/01/13	1,273,725
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (A/Baa1)
2,165,000	6.000	10/01/18	2,243,113
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (A/A3)
3,750,000	6.125	02/01/37	3,881,138

			8,029,792

Louisiana — 1.9%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	623,005
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
2,560,000	4.750	03/01/19	2,274,969
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AAA/Aa3)
1,230,000	5.250	08/01/28	1,321,844

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Louisiana — (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority for Louisiana Tech University Student Housing Series 2007 (AMBAC)
$2,000,000	5.250%	10/01/27	$1,932,660
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 (BBB/Baa2)(c)
900,000	7.000	12/01/11	977,580
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.250	09/01/15	1,046,190
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AAA/Aa3)
500,000	6.000	01/01/23	552,595
St. John Baptist Parish Louisiana RB for Marathon Oil Corp. Series 2007 A (BBB+/Baa1)
2,500,000	5.125	06/01/37	2,222,725
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 B (BBB/Baa3)
1,220,000	5.875	05/15/39	1,118,984

			12,070,552

Maryland — 1.9%
Baltimore Maryland RB for Wastewater Projects Series 2005 B (NATL-RE) (AA)(d)
3,260,000	5.000	07/01/15	3,782,285
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003
1,212,000	6.500	07/01/31	1,122,409
Frederick County Maryland Special Tax Unrefunded Balance for Lake Linganore Village Community Development Series 2001 A (Radian)
280,000	5.600	07/01/20	259,846
555,000	5.700	07/01/29	491,791
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (A-/A2)
500,000	5.375	08/15/24	511,110
750,000	5.500	08/15/33	758,767
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (AMT) (BBB+)
2,000,000	5.250	12/01/12	2,031,600
1,025,000	5.375	12/01/14	1,034,389
500,000	5.625	12/01/16	498,980
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa2)
1,500,000	5.000	03/01/19	1,680,495

			12,171,672

Massachusetts — 1.9%
Massachusetts Bay Transportation Authority Assessment RB Series 2004 A (AAA/Aa1)(d)
1,000,000	5.000	07/01/14	1,156,000
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AAA/Aa3)
2,420,000	6.350	01/01/30	2,502,740

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (A-/Baa1)
$3,000,000	5.750%	07/01/31	$2,882,100
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aa3)
3,750,000	5.250	07/01/12	3,770,475
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BB-)
575,000	5.500	07/01/40	371,651
Massachusetts State Housing Finance Agency RB for Rental Housing-Mortgage Series 1998 A (AMT) (AMBAC)
1,700,000	5.500	07/01/40	1,371,815

			12,054,781

Michigan — 1.6%
Michigan Higher Education Student Loan Authority RB for Student Loan Series 2003-17-1 (AMT) (AMBAC) (AA/A1)
5,000,000	5.200	03/01/24	4,829,600
Michigan State Hospital Finance Authority RB Refunding for Detroit Medical Center Series 2008 A (BHAC-CR AMBAC) (AAA/Aa1)
5,000,000	5.500	08/15/24	5,001,700
Pontiac Tax Increment Finance Authority RB Unrefunded Balance for Development of Area No. 3 Series 2002 (ACA)
360,000	5.375	06/01/17	242,107

			10,073,407

Minnesota — 0.7%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A/A2)
1,500,000	6.750	11/15/32	1,649,820
St. Paul Minnesota Housing & Redevelopment Authority RB for Healthpartners Obligated Group Project Series 2006 (BBB/Baa1)
2,900,000	5.250	05/15/36	2,678,353

			4,328,173

Mississippi — 0.2%
Mississippi Business Finance Corp. PCRB for System Energy Resources, Inc. Project Series 1998 (BBB/Ba1)
685,000	5.875	04/01/22	684,877
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (Aa3)
500,000	5.375	10/01/33	532,525

			1,217,402

Missouri — 1.0%
Jefferson County Missouri School District No. R-1 Northwest GO Bonds Refunding and Improvement for Missouri Direct Deposit Program Series 2004 (NATL-RE) (AA+/Aa1)
300,000	4.350	03/01/16	315,813
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/Baa1)
270,000	4.750	06/01/25	249,661
4,125,000	5.000	06/01/35	3,704,085

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Missouri — (continued)
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
$1,000,000	5.500%	10/01/15	$1,139,840
Missouri State Health & Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aa3)
1,000,000	5.500	12/01/15	1,055,160

			6,464,559

Nevada — 0.8%
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB/Baa3)(c)
765,000	5.450	03/01/13	812,415
Clark County Nevada School District GO Bonds Refunding Series 1998 (AGM) (AAA/Aa2)
800,000	5.500	06/15/13	898,632
Director of the State of Nevada Department of Business & Industry RB for Las Vegas Monorail Project First Tier Series 2000 (AMBAC) (Caa2)
2,200,000	5.625	01/01/32	603,482
Henderson Nevada Local Improvement District No. T-14 Special Assessment Refunding Limited Obligation Senior Series 2007 A (FSA) (AAA/Aa3)
840,000	4.250	03/01/12	859,236
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Special Improvement of District No. 60 Subseries 2006 B
645,000	4.850	12/01/15	611,002
1,455,000	5.100	12/01/22	1,244,651
University of Nevada RB for Community College System Series 2002 A (NATL-RE FGIC) (AA-/Aa3)
250,000	4.450	07/01/12	261,402

			5,290,820

New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority RB for Southern New Hampshire University Series 2006 (ACA) (BBB)
1,000,000	5.000	01/01/27	969,930
New Hampshire Municipal Bond Bank RB Series 2003 (NATL-RE) (AA)(d)
1,000,000	5.250	08/15/13	1,147,940
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB)
1,250,000	5.200	05/01/27	1,212,425

			3,330,295

New Jersey — 4.5%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (AA-/A1)
360,000	5.000	09/01/34	366,883
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 Z (ASSURED GTY) (AAA/Aa3)
1,000,000	6.000	12/15/34	1,123,490

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (AA-/A1)
$4,000,000	5.500%	12/15/29	$4,428,040
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
600,000	5.000	07/01/24	552,834
175,000	5.500	07/01/30	161,277
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BB+/Ba2)
500,000	6.500	07/01/21	464,120
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
2,500,000	6.625	07/01/38	2,482,550
New Jersey State GO Bonds Refunding Series 1999 F (AA/Aa3)
1,000,000	5.500	08/01/11	1,075,440
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AAA/Aa3)
3,000,000	6.125	06/01/30	3,134,880
New Jersey State Housing & Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AMT) (AA/Aa2)
700,000	6.150	10/01/23	758,415
New Jersey State Transportation Trust Fund Authority RB for Transportation System Series 2003 C (AAA/Aaa)(d)
3,000,000	5.500	06/15/13	3,448,980
New Jersey State Turnpike Authority RB Series 2009 G (A+/A3)
1,650,000	5.000	01/01/18	1,795,942
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2002 (AAA/Aaa)(d)
2,370,000	6.000	06/01/12	2,654,234
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (BB-)(f)
11,250,000	0.000	06/01/41	452,363
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(d)
300,000	6.750	06/01/13	355,236
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
3,015,000	4.625	06/01/26	2,445,919
3,000,000	5.000	06/01/29	2,298,810

			27,999,413

New Mexico — 1.2%
Farmington New Mexico PCRB Refunding for Public Service Co. San Juan Project Series 1997 D (BB+/Baa3)
3,530,000	6.375	04/01/22	3,536,107
New Mexico Mortgage Finance Authority Multi-Family Housing RB for Sunset View Senior Apartments Series 2006 A (FNMA) (AAA)(c)
2,800,000	4.700	08/01/28	2,693,488
Santa Fe County New Mexico Gross Receipts Tax RB Series 2008 (FSA) (AAA/Aa3)
1,000,000	5.250	06/01/31	1,070,730

			7,300,325

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — 3.0%
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (FSA) (AAA/Aa3)
$4,500,000	5.750%	05/01/26	$4,985,190
4,500,000	5.750	05/01/29	4,915,800
New York City GO Bonds Series 2006 A (AA/Aa3)
400,000	5.000	08/01/18	434,200
New York City Industrial Development Agency RB for Polytechnic University Project Series 2007 (ACA) (BB+)
2,045,000	5.000	11/01/12	2,107,148
New York City Transitional Finance Authority RB Future Tax Series 2002 (NATL-RE FGIC) (AAA/Aa1)(d)
965,000	5.250	08/01/12	1,075,560
New York City Transitional Finance Authority RB Unrefunded Balance Future Tax Series 2002 (NATL-RE FGIC) (AAA/Aa1)
35,000	5.250	08/01/14	38,783
New York Mortgage Agency RB for Homeowner Mortgage (AMT) Series 2003-109 (Aa1)
900,000	4.800	10/01/23	900,855
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (NATL-RE) (A/Baa1)
1,500,000	5.500	11/01/14	1,640,265
New York State Environmental Facilities Corp. State Clean Water & Drinking RB Refunding for Revolving Funds Pooled Financing Program Series 2002 F (AAA/Aaa)
175,000	5.250	11/15/20	192,309
Tobacco Settlement Financing Corp. RB for Asset-Backed Bonds Series 2003 A-1 (AA-/A1)
2,600,000	5.500	06/01/19	2,764,502

			19,054,612

North Carolina — 1.1%
Charlotte North Carolina Water & Sewer System RB Series 2009 B (AAA/Aa1)
2,000,000	5.000	07/01/38	2,129,340
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2002 A (AAA/Aaa)(d)
2,000,000	5.125	10/01/12	2,230,140
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 C (A-/Baa1)
500,000	5.375	01/01/16	534,115
850,000	5.375	01/01/17	899,266
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ASSURED GTY) (AAA/Aa3)
500,000	6.000	01/01/19	555,105
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (A/A2)
450,000	5.500	01/01/13	503,213

			6,851,179

North Dakota — 0.3%
Ward County North Dakota Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+)
2,250,000	5.125	07/01/25	2,017,597

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Ohio — 1.4%
Buckeye Ohio Tobacco Settlement Financing Authority RB for Senior Turbo Asset-Backed Bonds Series 2007 A-2 (BBB/Baa3)
$445,000	5.125	06/01/24	$399,281
4,050,000	6.500%	06/01/47	3,325,536
Marysville Ohio RB Wastewater Treatment System Series 2006 (XLCA) (A-)
1,670,000	5.250	12/01/24	1,739,522
1,755,000	5.250	12/01/25	1,820,690
1,350,000	5.250	12/01/26	1,394,077
Toledo-Lucas County Ohio Port Authority Development RB Northwest Ohio Bond Fund for Truckloan Place Series 2005 C (AMT) (BBB-)
405,000	5.125	11/15/25	283,816

			8,962,922

Oklahoma — 0.1%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-)
240,000	5.000	12/01/27	215,081
140,000	5.125	12/01/36	121,068

			336,149

Oregon — 0.6%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (A3)
1,500,000	8.250	01/01/38	1,778,850
Klamath Falls Oregon Intercommunity Hospital Authority RB for Merle West Medical Center Series 2002 (BB+)(d)
1,255,000	6.125	09/01/12	1,439,108
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Series 2002 (BB+)
745,000	6.125	09/01/22	702,699

			3,920,657

Pennsylvania — 0.8%
Mifflin County Pennsylvania School District GO Bonds Series 2007 (NATL-RE-IBC ) (A/Baa1)
2,000,000	7.500	09/01/26	2,451,500
Montgomery County Pennsylvania Higher Education & Health Authority RB for Catholic Health System East Series 2004 C (A1)(d)
150,000	5.375	11/15/14	174,989
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (A-/A2)
2,000,000	6.250	11/01/31	2,028,580
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A1)(d)
225,000	5.375	11/15/14	261,911

			4,916,980

Puerto Rico — 5.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa3)
2,000,000	6.000	07/01/38	2,043,960

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa3)(f)(g)
$3,000,000	0.000%	07/01/24	$2,869,260
Puerto Rico Commonwealth for GO Bonds for Public Improvement Series 2006 A (AAA/Baa3)(d)
980,000	5.250	07/01/16	1,159,105
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (BBB-/Baa3)
3,000,000	6.500	07/01/37	3,149,310
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (A/Baa1)
2,000,000	6.000	07/01/27	2,050,720
Puerto Rico Commonwealth GO Bonds Series 2008 A (BBB-/Baa3)
2,500,000	5.375	07/01/33	2,334,300
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2005 L (NATL-RE) (A/Baa1)
2,500,000	5.250	07/01/35	2,324,400
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1996 Y (XLCA-ICR) (BBB+/Aaa)(d)
2,500,000	5.000	07/01/16	2,919,325
Puerto Rico Commonwealth Highway & Transportation Authority RB Subseries 2003 (FGIC) (BBB-/Ba1)
900,000	5.250	07/01/18	904,536
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/Baa3)
1,250,000	5.000	07/01/25	1,175,462
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (AMBAC COMWLTH GTD) (BBB-/Baa3)(c)
1,480,000	5.000	07/01/12	1,517,148
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank of Puerto Rico) (BBB-/Ba1)(c)
5,400,000	5.750	02/01/12	5,550,012
Puerto Rico Sales Tax Financing Corp. Sales Tax RB for Capital Appreciation First Subseries 2009 A (A+/A2)(f)(g)
8,000,000	0.000	08/01/32	5,935,520

			33,933,058

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp. RB Series 2007 A-1 (AMT) (FSA) (AAA/Aa3)
2,800,000	4.900	10/01/37	2,542,988
South Carolina — 0.7%
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	2,003,425
Lancaster County South Carolina School District GO Bonds Series 1999 (FSA) (AAA/Aa1)(d)
1,000,000	5.100	03/01/10	1,017,460
Spartanburg South Carolina Water System RB 2009 (ASSURED GTY) (AAA/Aa3)
1,500,000	5.000	06/01/39	1,523,550

			4,544,435

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
South Dakota — 0.1%
South Dakota State Health & Educational Facilities Authority RB for Avera Health Series 2008 B (A+/A1)
$500,000	5.500%	07/01/35	$505,060
300,000	5.250	07/01/38	292,638

			797,698

Tennessee — 1.3%
Jackson Tennessee Hospital RB Refunding and Improvement for Jackson-Madison Project Series 2008 (A+/A1)
1,000,000	5.750	04/01/41	1,011,660
Johnson City Tennessee Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,775,000	5.500	07/01/36	1,691,841
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+)
2,700,000	5.250	04/01/36	2,450,304
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (FNMA) (AAA)(c)
1,000,000	4.850	06/01/25	978,300
Sullivan County Tennessee Health, Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+)
2,100,000	5.250	09/01/36	1,848,693

			7,980,798

Texas — 12.4%
Beaumont Independent School District GO Bonds Unlimited Tax for School Building Series 2008 (PSF-GTD) (AAA/Aaa)
1,085,000	5.250	02/15/27	1,182,151
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 A (AMT) (CCC/Caa3)
700,000	7.700	04/01/33	451,780
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 C (AMT) (CCC/Caa3)
1,200,000	7.700	03/01/32	782,820
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 2001 C (AMT) (CCC/Caa3)(c)
1,045,000	5.750	11/01/11	956,520
Brazos River Authority RB Refunding for Reliant Energy, Inc. Project Series 1999 A (BBB-/Ba1)
1,250,000	5.375	04/01/19	1,254,562
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (BBB+/Baa3)
2,675,000	5.375	02/15/29	2,613,956
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/04/08 Series 2002 C (AMT) (NATL-RE) (A+/A1)
1,000,000	6.250	11/01/28	1,003,910
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/11/08 Subseries 2003 C-2 (AMT) (XLCA) (A+/A1)
2,000,000	6.125	11/01/18	2,002,340

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Fort Bend County Texas Municipal Utility District No. 30 GO Bonds Series 2004 (FSA) (AAA/Aa3)
$2,015,000	5.750%	09/01/27	$2,094,552
Frisco Texas Independent School District GO Bonds Series 2002 (PSF-GTD) (AAA/Aaa)
1,000,000	5.125	08/15/30	1,029,810
Grand Prairie Texas Independent School District GO Bonds Series 2003 (FSA) (AAA/Aa3)(d)
1,000,000	5.375	02/15/13	1,135,870
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa2)
1,000,000	6.650	04/01/32	1,000,480
Harris County Port of Houston Authority Refunding GO Bonds Unlimited Tax Series 2008 A (AMT) (AAA/Aa1)
3,000,000	6.125	10/01/33	3,282,900
Harris County Texas GO Bonds Refunding for Permanent Improvement Series 2008 C (AAA/Aa1)
2,580,000	5.750	10/01/28	2,969,503
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	674,107
Hidalgo Pharr-San Juan-Alamo Independent School District GO Bonds Unlimited Tax for School Building Series 2007 (PSF-GTD) (AAA/Aaa)
1,420,000	5.500	02/01/27	1,562,838
1,000,000	5.500	02/01/29	1,091,540
1,670,000	5.500	02/01/31	1,807,925
Houston Utilities System RB Refunding First Lien Series 2004 A (NATL-RE) (AA/A1)
1,000,000	5.250	05/15/25	1,047,450
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
5,000,000	5.750	05/15/37	5,193,050
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (NATL-RE) (AA-/Baa1)
2,500,000	5.200	05/01/30	2,207,900
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power and Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
1,300,000	6.300	11/01/29	1,396,863
Matagorda County Texas Navigation District No. 1 RB Refunding for American Electric Power Texas Central Co. Project Series 2008 (BBB/Baa2)(c)
7,500,000	5.125	06/01/11	7,798,050
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-)
150,000	5.500	02/15/25	132,918
235,000	5.625	02/15/35	195,821
Mesquite Texas Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA)
1,160,000	5.500	08/15/21	1,230,702
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B+/Ba3)
400,000	6.625	01/01/11	406,444

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Mission Economic Development Corp. RB for Waste Management, Inc. Project Series 2008 (BBB)(c)
$1,000,000	6.000%	08/01/13	$1,074,140
North Texas Tollway Authority System RB First Tier Series 2009 A (A-/A2)
2,500,000	6.250	01/01/24	2,737,225
1,100,000	6.250	01/01/39	1,166,671
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A-/A2)(f)(g)
6,000,000	0.000	01/01/43	4,506,600
North Texas Tollway Authority System RB Refunding First Tier Series 2008 A (A-/A2)
5,000,000	5.750	01/01/40	5,112,250
Round Rock Texas Independent School District GO Bonds Unlimited Tax for School Building Series 2009 (AA/Aa1)
2,730,000	5.250	08/01/34	2,922,247
Sam Rayburn Municipal Power Agency RB Refunding Series 2002 (Radian) (BBB/Baa2)
5,000,000	5.750	10/01/21	5,079,050
Schertz Texas GO Bonds Series 2006 (NATL-RE) (AA/Baa1)
1,715,000	5.250	02/01/25	1,856,350
1,900,000	5.250	02/01/27	2,040,581
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB)
425,000	5.125	05/15/37	359,737
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A/A2)
3,000,000	6.250	12/15/26	3,235,440
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
650,000	5.000	07/01/20	586,781
250,000	5.000	07/01/23	217,060
Waxahachie Independent School District GO Bonds Unrefunded Balance for Capital Appreciation Series 2000 (PSF-GTD) (Aaa)(f)
80,000	0.000	08/15/13	65,736

			77,466,630

U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB/Baa2)
1,750,000	5.250	10/01/16	1,833,422

Utah — 1.0%
Tooele County Utah Hazardous Waste Treatment RB for Union Pacific Project RMKT 4/28/98 Series 1992 A (AMT) (BBB/Baa2)
2,000,000	5.700	11/01/26	2,004,520
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class I (AMT) (AAA/Aaa)
2,125,000	5.875	07/01/39	2,176,871
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AAA/Aa2)
2,135,000	5.900	07/01/36	2,196,424

			6,377,815

Virginia — 1.0%
Bristol Virginia Utilities System RB Refunding Series 2003 (NATL-RE) (A/Baa1)
1,850,000	5.250	07/15/26	1,860,009

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Virginia — (continued)
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Subseries 2007 C-1 (BB)(f)
$2,250,000	0.000%	06/01/47	$73,755
Virginia State Housing Development Authority RB Series 2008 E (GO OF AUTH) (AAA/Aaa)
3,000,000	6.250	07/01/31	3,241,650
Washington County Virginia IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/38	1,131,320

			6,306,734

Washington — 3.1%
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (AA+)(a)(b)(c)
700,000	16.006	12/14/17	986,545
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (AA+)(a)(b)(c)
730,000	16.006	01/12/10	1,008,283
Skagit County Washington Public Hospital District No. 2 GO Bonds Refunding and Improvement Series 2005 (NATL-RE) (Baa1)
2,000,000	5.000	12/01/30	1,931,980
Tacoma Washington GO Bonds Series 2004 (NATL-RE) (AA/A1)
2,000,000	5.000	12/01/30	2,074,640
Tobacco Settlement Authority of Washington RB for Asset-Backed Bonds Series 2002 (BBB/Baa3)
3,165,000	6.625	06/01/32	3,122,589
Vancouver Washington Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA)
3,025,000	6.000	01/01/34	2,582,745
Washington State Various Purpose GO Bonds Series 2002 A (AA+/Aa1)
300,000	5.000	07/01/14	328,692
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
500,000	6.400	06/01/17	597,830
Washington State Health Care Facilities Authority RB for Group Health Corp. Series 2006 (Radian) (BBB+)
315,000	5.000	12/01/36	260,823
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AAA/Aa3)
250,000	6.000	08/15/39	264,960
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AAA/Aa3)
250,000	6.000	08/15/39	264,960
Washington State Health Care Facilities Authority RB for Swedish Health Services Series 2009 A (A+/A2)
3,000,000	6.500	11/15/33	3,169,260
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	2,983,740

			19,577,047

West Virginia — 0.5%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (BBB+)
2,000,000	5.250	07/01/25	2,017,980

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
West Virginia — (continued)
West Virginia State Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A+/A2)
$1,000,000	5.500%	06/01/39	$972,380

			2,990,360

Wisconsin — 2.1%
Badger Tobacco Asset Securitization Corp. RB for Asset Backed Bonds Series 2002 (AAA/Aaa)(d)
1,000,000	6.375	06/01/12	1,124,990
Madison Wisconsin Community Development Authority Development RB for Wisconsin Alumni Research Foundation Project Series 2009 (AAA)
3,215,000	5.000	10/01/39	3,394,911
Wisconsin State Health & Educational Facilities Authority RB for Sinai Samaritan Medical Center, Inc. Series 1996 (NATL-RE) (A/Baa1)
5,000,000	5.875	08/15/26	5,000,750
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
375,000	5.125	05/15/29	322,703
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
100,000	5.000	05/15/36	82,604
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (BBB+/Baa2)
1,750,000	5.250	08/15/24	1,618,558
1,750,000	5.250	08/15/31	1,549,607

			13,094,123

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$592,450,485

Other Municipal Debt Obligation — 0.2%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (Baa3)(b)(c)
$2,000,000	5.500%	09/30/15	$1,268,320

Short-Term Investments — 0.8%
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-2 (A-1+/VMIG1)(e)
$800,000	0.180%	01/04/10	$800,000

Massachusetts — 0.1%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Series 1999 R (GO OF INSTN) (A-1+/VMIG1)(e)
1,000,000	0.180	01/04/10	1,000,000

New Hampshire — 0.5%
New Hampshire State Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 B (A-1+/VMIG1)(e)
3,000,000	0.220	01/04/10	3,000,000

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments— (continued)
New York — 0.1%
New York City VRDN GO Bonds Subseries 1993 A-8 (LOC — JPMorgan Chase Bank) (A-1+/VMIG1)(e)
$500,000	0.210%	01/04/10	$500,000

TOTAL SHORT-TERM INVESTMENTS			$5,300,000

Shares	Rate	Value
Investment Company — 3.3%
JPMorgan Tax Free Money Market Fund — Institutional Shares(e)
20,418,139	0.100%	$20,418,139

TOTAL INVESTMENTS — 98.8%		$619,436,944

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		7,521,079

NET ASSETS — 100.0%		$626,958,023

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Inverse variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,049,594, which represents approximately 0.8% of net assets as of December 31, 2009.

(c)	Securities with ''Put’’ features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2009.

(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e)	Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2009.

(f)	Issued with zero coupon. Income is recognized through the accretion of discount.

(g)	Issued with zero coupon until the next reset date.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
CAL MTG INS	— Insured by California Mortgage Insurance
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
CRA	— Community Reinvestment Act
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF INSTN	— General Obligation of Institution
IDA	— Industrial Development Authority
LOC	— Letter of Credit
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. — Insured Bond Certificates
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.
XLCA-ICR	— Insured by XL Capital Assurance, Inc. — Insured Custodial Receipts

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$618,678,548

Gross unrealized gain	28,571,561
Gross unrealized loss	(27,813,165)

Net unrealized security gain	$758,396

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — 88.8%
Alabama — 1.8%
Alabama Public Housing Authorities RB Series 2003 B (FSA) (AAA/Aa3)
$3,350,000	3.850%	01/01/10	$3,350,000
Alexander City Alabama Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+)
1,110,000	5.000	12/01/11	1,115,139
Birmingham Waterworks & Sewer Board RB Series 2002 B (NATL-RE) (AAA)(a)
5,000,000	5.000	01/01/13	5,597,950
Courtland Industrial Development Board RB Refunding for International Paper Co. Project Series 2003 A (BBB/Baa3)
1,415,000	5.000	11/01/13	1,437,499
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (BBB/B3)
3,500,000	5.250	01/01/11	3,191,055
Jefferson County Alabama Sewer Warrants RB for Capital Improvement Series 2002 D (FGIC) (AAA/Aaa)(a)
5,000,000	5.250	08/01/12	5,476,150
Tuscaloosa Alabama Public Educational Building Authority RB Refunding Series 2009 B (AA-)
1,350,000	2.000	08/15/10	1,356,521
1,550,000	2.000	08/15/11	1,561,517
1,925,000	3.000	08/15/12	1,977,629
2,345,000	3.000	08/15/13	2,402,312
2,795,000	3.500	08/15/14	2,885,083
3,300,000	4.000	08/15/15	3,422,430
3,850,000	3.000	08/15/16	3,706,356

			37,479,641

Alaska — 0.5%
Alaska State Housing Finance Corp. RB Series 2002 A (NATL-RE GO OF CORP) (AA/Aa2)
1,000,000	5.000	07/01/11	1,060,540
Anchorage Alaska GO Bonds Series 2001 B (NATL-RE FGIC) (AA/Aa3)
1,010,000	5.500	07/01/12	1,078,276
North Slope Borough Alaska GO Bonds Series 2009 A (AA-/A2)
1,000,000	3.000	06/30/10	1,011,860
Northern Tobacco Securitization Corp. RB for Asset Backed Bonds Series 2006 A (BBB+/Baa3)
8,445,000	4.625	06/01/23	8,248,400

			11,399,076

Arizona — 1.5%
Arizona Health Facilities Authority RB for Banner Health Series 2007 B (A+)(b)
2,150,000	1.004	01/01/37	1,421,881
Arizona Health Facilities Authority RB for Catholic Healthcare West Series 2009 E (A/A2)(c)
2,000,000	5.000	07/02/12	2,106,060
Arizona Health Facilities Authority RB for Phoenix Children’s Hospital Series 2007 A(c)
4,500,000	1.250	02/02/15	4,008,735

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Arizona — (continued)
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Improvement Series 2007 A (AMBAC) (BBB+/A3)
$1,000,000	5.250%	01/01/10	$1,000,000
1,160,000	5.250	01/01/11	1,194,208
1,225,000	5.250	01/01/12	1,295,499
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 E (BBB-/Baa2)(c)
1,000,000	6.000	05/01/14	1,067,110
Maricopa County Community College District GO Bonds Series 2009 C (AAA/Aaa)
5,000,000	3.000	07/01/13	5,313,450
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB-/Baa2)(c)
3,000,000	5.500	06/01/14	3,145,320
Phoenix Arizona GO Bonds Refunding Series 2009 C (AAA/Aa1)
1,225,000	2.000	07/01/12	1,255,919
4,000,000	2.500	07/01/13	4,161,680
Phoenix Civic Improvement Corp. RB Refunding Junior Lien Series 2009 B (AAA/Aa3)
1,000,000	3.000	07/01/12	1,037,710
Scottsdale Arizona GO Bonds for Projects of 1999 and 2000 Series 2004 (AAA/Aaa)
3,900,000	5.000	07/01/14	4,491,903

			31,499,475

Arkansas — 0.3%
Arkansas State GO Bonds Federal Highway Series 2001 A (AA/Aa2)
5,000,000	5.250	08/01/12	5,123,500
Springdale Arkansas Sales & Use Tax RB Series 2004 (NATL-RE)(a)
535,000	4.000	07/01/10	539,013
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa1)
1,000,000	5.000	02/01/11	1,016,850

			6,679,363

California — 10.5%
Adelanto Public Financing Authority RB Refunding Series 2006
1,460,000	4.050	09/15/11	1,464,672
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2009 F (A/A2)(c)
2,500,000	5.000	07/01/14	2,624,750
California Health Facilities Financing Authority RB Refunding for St. Joseph Health System Series 2009 C (AA-/A1)(c)
5,000,000	5.000	10/16/14	5,340,700
California Health Facilities Financing Authority RB Unrefunded Balance for Catholic Healthcare West Series 2004 H (A/A2)(c)
3,785,000	4.450	07/01/11	3,912,214
California Infrastructure & Economic Development Bank RB for The J. Paul Getty Trust RMKT 08/02/06 Series 2003 A (AAA/Aaa)(c)
4,650,000	3.900	12/01/11	4,920,723
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB-/Baa2)
1,000,000	5.000	02/01/12	1,026,850

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
California Pollution Control Financing Authority PCRB Refunding for U.S.A. Waste Services, Inc. Project Series 1998 B (BBB)(c)
$1,200,000	4.000%	06/01/10	$1,200,312
California State Economic Recovery GO Bonds Series 2008 B (A+/A1)(a)
1,000,000	5.000	03/01/10	1,007,310
8,400,000	5.000	07/01/10	8,595,384
5,925,000	5.000	07/01/11	6,323,871
California State Economic Recovery GO Bonds Prerefunded Series 2004 A (ETM) (A+/A1)
255,000	5.250	07/01/14	297,906
California State Economic Recovery GO Bonds Refunding Series 2009 B (A+/A1)(c)
10,290,000	5.000	07/01/14	11,251,703
California State Economic Recovery GO Bonds Unrefunded Balance Series 2004 A (A+/A1)
890,000	5.250	07/01/14	1,000,494
California State GO Bonds Refunding Series 2002 (A/Baa1)
2,000,000	5.000	02/01/12	2,143,780
California State GO Bonds Refunding Series 2005 (A/Baa1)
3,000,000	5.000	05/01/14	3,311,640
California State GO Bonds Series 1993 (FGIC-TCRS) (A/Baa1)
4,150,000	4.750	09/01/23	4,035,958
California State GO Bonds Series 2004 (A/Baa1)
2,000,000	4.125	04/01/13	2,128,600
California State Various Purpose GO Bonds Series 1991 (NATL-RE) (A)(d)
1,750,000	0.000	09/01/11	1,690,325
California State Various Purpose GO Bonds Series 2006 (A/Baa1)
2,500,000	5.000	03/01/14	2,757,475
California State Public Works Board Lease RB for Various Capital Projects Subseries 2009 G-1 (A-/Baa2)
5,000,000	4.000	10/01/11	5,168,800
California State RANS Subseries 2009 A-1 (SP-1/MIG1)
15,830,000	3.000	05/25/10	15,934,161
California State RANS Subseries 2009 A-2 (SP-1/MIG1)
4,450,000	3.000	06/23/10	4,484,043
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A+)(c)
1,000,000	3.850	06/01/12	1,038,160
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2009 A (A+)
5,000,000	5.000	04/01/14	5,398,950
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2009 E (A+)(c)
3,000,000	3.500	05/02/11	3,057,750
California Statewide Communities Development Authority RB for California State Proposition 1A Receivables Program Series 2009 (A/Baa1)
12,165,000	4.000	06/15/13	12,539,682
10,000,000	5.000	06/15/13	10,632,300

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Coachella Valley California Water District Improvement Bond Act of 1913/1915 Limited Obligation Improvement Assessment District 70 Series 2006
$100,000	4.350%	09/02/11	$100,074
Fairfield-Suisun Unified School District Public Financing Authority Special Tax Refunding Series 2006 A (AMBAC) (A-/Baa2)
350,000	5.000	08/15/11	364,207
550,000	5.000	08/15/12	584,496
250,000	5.000	08/15/14	268,907
Foothill-De Anza Community College District GO Bonds Series 2007 A (AMBAC) (AA/Aa1)
2,070,000	4.000	08/01/11	2,172,755
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2007 A-1 (BBB/Baa3)
9,670,000	4.500	06/01/27	8,734,137
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2003 B (AAA/Aaa)(a)
2,000,000	5.500	06/01/13	2,265,100
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2003 B (ETM) (AAA/Aaa)
2,000,000	5.000	06/01/10	2,037,720
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (AMBAC) (A-/Baa2)
1,815,000	5.000	06/01/11	1,883,244
1,150,000	5.000	06/01/12	1,209,467
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (AAA/Aaa)(a)
2,000,000	6.750	06/01/13	2,347,740
Kings River Conservation District COPS for Peaking Project Series 2004 (Baa1)
300,000	5.000	05/01/11	307,653
300,000	5.000	05/01/12	309,588
Los Angeles County Metropolitan Transportation Authority Sales Tax RB First Tier Senior Refunding Series 2009 A (AAA/Aa3)
4,000,000	5.000	07/01/11	4,244,000
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding Second Senior Series 2009 B (AA+/A1)
2,385,000	4.000	07/01/13	2,574,107
Los Angeles Department of Water & Power RB for Power System Series 2001 A (NATL-RE) (AA-/Aa3)
6,780,000	5.375	07/01/13	7,206,055
Los Angeles Unified School District GO Bonds Series 2003 A (NATL-RE) (AA-/Aa3)
2,000,000	5.000	07/01/13	2,226,060
Los Angeles Unified School District GO Bonds Refunding Series 2009 A (AA-/Aa3)
4,065,000	2.500	07/01/11	4,160,202
4,010,000	5.000	07/01/12	4,376,955
3,080,000	3.000	07/01/13	3,220,294
3,735,000	3.000	07/01/14	3,874,951

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Oakland California RANS Series 2009 A (SP-1+/MIG1)
$20,000,000	2.500%	07/16/10	$20,178,400
Richmond California Wastewater RB Refunding Series 2006 A (AMBAC) (AA-/Baa2)
255,000	5.000	08/01/14	273,018
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(b)
1,650,000	0.701	12/10/35	1,263,141
San Bernardino County Transportation Authority RB Series 2009 A (SP-1+/MIG1)
1,500,000	4.000	05/01/12	1,572,855
San Diego Public Facilities Financing Authority RB Refunding Series 2009 B (A+/A2)
1,000,000	5.000	05/15/13	1,102,090
San Francisco City & County Redevelopment Agency Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB)
500,000	4.000	08/01/10	502,595
350,000	4.000	08/01/11	354,946
250,000	4.500	08/01/13	258,315
200,000	5.000	08/01/14	208,526
San Luis & Delta-Mendota Water Authority RB for DHCCP Development Projects Series 2009 A (A+)
3,000,000	4.500	03/01/14	3,094,980
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Senior Asset Backed Bonds Series 2002 A (AAA/Aaa)(a)
4,590,000	5.250	06/01/12	5,068,140
William S. Hart Union High School District GO BANS Series 2009 (SP-1)
3,730,000	4.000	12/01/11	3,808,106
2,825,000	5.000	12/01/11	2,936,107

			218,377,444

Colorado — 1.2%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-)
500,000	5.000	12/01/10	507,215
Denver Colorado Airport System RB Series 2009 A (A+/A1)
500,000	5.000	11/15/12	545,250
Denver Colorado GO Bonds for Better Denver and Zoo Series 2009 A (AAA/Aa1)
1,025,000	4.000	08/01/11	1,077,869
E-470 Public Highway Authority RB Senior Series 1997 A (NATL-RE) (A/Baa1)
4,125,000	5.750	09/01/13	4,353,484
E-470 Public Highway Authority RB Series 2007 B-2 (NATL-RE) (A/Baa1)(c)
3,000,000	5.000	09/02/11	3,117,630
Northwest Parkway Public Highway Authority RB Senior for Capital Appreciation Series 2001 B (AMBAC)(a)(d)
6,500,000	0.000	06/15/11	2,196,195

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Colorado — (continued)
Northwest Parkway Public Highway Authority RB Senior Series 2001 A (FSA) (AAA/Aa3)(a)
$11,400,000	5.250%	06/15/11	$12,354,522

			24,152,165

Connecticut — 0.8%
Connecticut State GO Bonds for Economic Recovery Series 2009 D (AA/Aa3)
10,000,000	5.000	01/01/13	11,120,700
Connecticut State GO Bonds Refunding Series 2004 B (NATL-RE) (AA/Aa3)
4,325,000	5.000	12/01/13	4,912,551
Connecticut State Health & Educational Facilities Authority RB for Ascension Health Series 1999 B (AA/Aa1)(c)
965,000	3.500	02/01/12	985,709

			17,018,960

Florida — 5.6%
Broward County Florida Port Facilities RB Series 2009 A (A-/A2)
1,415,000	3.000	09/01/10	1,431,782
2,360,000	5.000	09/01/11	2,490,720
2,765,000	5.000	09/01/12	2,982,661
Broward County Florida Resource Recovery RB Refunding for Wheelabrator Series 2001 A (AA/A3)
4,000,000	5.375	12/01/10	4,013,040
Broward County Florida School Board COPS Series 2002 B (AGM) (AAA/Aa3)(a)
4,105,000	5.375	07/01/11	4,399,000
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA)(a)(e)
5,000,000	8.950	10/01/12	6,082,050
Citizens Property Insurance Corp. RB Refunding Senior Secured for High Risk Account Series 2007 A (NATL-RE) (A+/A2)
4,515,000	5.000	03/01/13	4,700,250
Citizens Property Insurance Corp. Revenue Notes Senior Secured for High Risk Account Series 2009 A-2 (SP-1+/MIG1)
5,000,000	4.500	06/01/10	5,077,600
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2006 A (NATL-RE-IBC) (AA-/Aa3)
17,300,000	5.000	07/01/11	18,155,139
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2008 A (AA-/Aa3)
8,000,000	5.000	07/01/13	8,694,400
Florida State Board of Education GO Bonds for Public Education Capital Outlay Series 2009 F (AAA/Aa1)
3,195,000	3.000	06/01/13	3,365,357
Florida State Board of Education GO Bonds Series 2002 B (AAA/Aa1)
1,505,000	5.375	01/01/11	1,576,924
Florida State Department of Transportation GO Bonds for Right-of-Way Acquisition and Bridge Construction Series 2002 (AAA/Aa1)
3,790,000	5.375	07/01/13	4,211,221
Florida State Municipal Power Agency RB Refunding for St. Lucie Project Series 2009 A (A/A2)
2,845,000	5.000	10/01/13	3,103,468
2,985,000	5.000	10/01/14	3,268,724

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Florida State Municipal Power Agency RB for Stanton Project Series 2009 A (A+/A1)
$885,000	4.000%	10/01/12	$934,055
415,000	5.000	10/01/13	455,193
890,000	5.000	10/01/14	978,315
Florida State Municipal Power Agency RB for Stanton II Project Series 2009 A (A+/A1)
420,000	4.000	10/01/12	443,281
250,000	4.000	10/01/14	263,780
Florida State Municipal Power Agency RB for Tri-City Project Series 2009 A (A+/A1)
265,000	3.000	10/01/12	272,661
290,000	3.000	10/01/13	297,433
290,000	3.000	10/01/14	293,193
Florida State Municipal Power Agency RB Refunding for Stanton Project Series 2008 (A+/A1)
1,030,000	4.250	10/01/12	1,093,932
Halifax Hospital Medical Center RB Refunding & Improvement Series 2006 A (A-)
1,255,000	5.000	06/01/13	1,307,898
855,000	5.000	06/01/14	886,721
Highlands County Florida Health Facilities Authority RB for Adventist Health System/Sunbelt Obligated Group Series 2002 (A+/A1)(c)
2,450,000	3.950	09/01/12	2,536,093
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2009 E (A+/A1)
2,000,000	5.000	11/15/13	2,166,640
1,000,000	5.000	11/15/15	1,075,500
Hillsborough County Aviation Authority RB for Tampa International Airport Series 2009 A (A+/Aa3)
3,050,000	5.000	10/01/13	3,296,470
JEA Florida Electric System RB Refunding Series 2009-3A (AA-/Aa2)
2,275,000	5.000	10/01/13	2,497,040
JEA Florida Electric System RB Refunding Subseries 2009 B (A+/Aa3)
2,000,000	5.000	10/01/11	2,119,820
JEA Florida Electric System RB Refunding Subseries 2009 C (ASSURED GTY) (AAA/Aa3)
2,000,000	5.000	10/01/14	2,190,440
Miami-Dade County IDA RB for Waste Management, Inc. Project Series 2006 (BBB)(c)
1,500,000	2.750	04/01/10	1,500,255
Miami-Dade County Water and Sewer System RB Refunding Series 2008 B (FSA) (AAA/Aa3)
1,500,000	5.000	10/01/13	1,651,500
Miami-Dade County School Board COPS Series 2003 B (NATL-RE) (A/A3)(c)
1,500,000	5.000	05/01/11	1,547,730
Miami-Dade County School Board COPS Series 2008 A (AMBAC) (A/A3)
3,000,000	5.000	08/01/10	3,057,540

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Osceola County Florida School Board COPS for Harter Educational Facilities Lease Purchase Agreement Series 2009 A (ASSURED GTY) (AAA/Aa3)
$1,665,000	3.000%	06/01/12	$1,705,027
2,495,000	5.000	06/01/14	2,716,506
Palm Beach County Airport System RB Unrefunded Balance Series 2002 (NATL-RE) (A/A2)
2,000,000	5.750	10/01/11	2,139,360
Tampa Bay Water Utility System RB Refunding for Regulation of Water Supply Authority Series 2004 (NATL-RE FGIC) (AA+/Aa3)
5,145,000	5.000	10/01/13	5,768,883

			116,747,602

Georgia — 3.3%
Albany-Dougherty County Hospital Authority RB for Regional Linked Stars and Cars Series 1993 (AMBAC) (AA-/Aa3)
4,000,000	5.700	09/01/13	4,002,040
Atlanta Georgia Wastewater RB Series 2009 A (A/Baa1)
2,500,000	4.000	11/01/11	2,535,425
Burke County Development Authority Power PCRB for Georgia Power Co. Plant Vogtle Project Fifth Series 1995 (A/A2)(c)
1,500,000	4.375	04/01/10	1,512,600
Cherokee County Georgia GO Bonds Series 2009 (AA+/Aa2)
1,200,000	3.000	04/01/11	1,237,824
Clayton County & Clayton County Water Authority Water and Sewerage RB Refunding Series 2009 (AA+)
500,000	3.000	05/01/12	522,160
1,000,000	4.000	05/01/13	1,085,390
Clayton County & Clayton County Water Authority Water and Sewerage RB Refunding Series 2010 (AA+)(f)
500,000	3.000	05/01/12	522,160
Cobb County Water and Sewer Improvement RB Series 2009 (AAA/Aaa)
1,025,000	5.000	07/01/13	1,162,104
1,000,000	4.500	07/01/14	1,132,010
Cobb County-Marietta Water Authority RB Series 2009 (AAA/Aaa)
1,500,000	5.000	11/01/13	1,714,560
2,850,000	5.000	11/01/14	3,301,982
Coffee County School District Sales Tax GO Bonds Series 2009 (AA+)
700,000	3.000	08/01/12	731,059
Columbia County Georgia Sales Tax GO Bonds Series 2009 (AA+/Aa2)
1,265,000	4.000	04/01/12	1,352,184
De Kalb County School District GO Bonds Series 2007 (AA+/Aa1)
10,000,000	5.000	02/01/13	11,167,400
East Point Building Authority RB for Water and Sewer Project Series 2006 A (XLCA)
1,025,000	5.000	02/01/12	1,026,958
750,000	5.000	02/01/13	746,812
East Point Building Authority RB Refunding for Water and Sewer Project Series 2007 (XLCA)
600,000	4.000	02/01/12	589,476
Fulton County Facilities Corp. COPS for Public Purposes Project Series 2009 (AA-/A1)
1,100,000	3.000	11/01/11	1,129,095

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Georgia — (continued)
Fulton Dekalb Georgia Hospital Authority RB Refunding Certificates Series 2003 (FSA) (AAA/Aa3)
$1,705,000	5.000%	01/01/11	$1,776,746
Georgia State GO Bonds Refunding Series 2005 B (AAA/Aaa)
3,425,000	5.000	07/01/12	3,781,954
Georgia State GO Bonds Refunding Series 2009 E (AAA/Aaa)
2,220,000	4.000	07/01/13	2,441,201
Henry County School District GO Bonds Refunding Series 2001 (AA-/Aa3)
1,000,000	5.125	08/01/14	1,064,880
Marietta Georgia GO Bonds Refunding Series 2009 A (AA+/Aa3)
1,000,000	2.500	02/01/13	1,037,830
1,000,000	5.000	02/01/14	1,134,270
Marietta Georgia GO Bonds Refunding Series 2009 B (AA+/Aa3)
645,000	4.000	01/01/12	682,958
710,000	2.000	01/01/13	726,614
Monroe County Development Authority PCRB for Georgia Power Co. First Series 1995 (A/A2)(c)
2,000,000	4.500	04/01/11	2,081,960
Municipal Electric Authority Geogia RB for Combustion Turbine Project Series 2002 A (NATL-RE) (A/A1)
5,000,000	5.250	11/01/13	5,469,100
Municipal Electric Authority Georgia RB Subseries 2010 B (A/A2)(f)
1,200,000	3.000	01/01/12	1,236,756
2,355,000	3.000	01/01/13	2,434,010
1,685,000	3.000	01/01/14	1,732,264
Polk School District GO Bonds for Capital Appreciation Series 2008 (AA+/Aa1)(d)
1,355,000	0.000	04/01/12	1,309,011
Public Gas Partners, Inc. RB Series 2009 A (A+/A2)
6,130,000	5.000	10/01/15	6,693,654

			69,074,447

Guam — 0.1%
Guam Education Financing Foundation COPS Public School Facilities Project Series 2006 A (A-)
1,030,000	5.000	10/01/12	1,077,596
Guam Government Limited Obligation RB for Section 30 Series 2009 A (BBB-)
1,000,000	5.000	12/01/13	1,061,370

			2,138,966

Hawaii — 0.4%
Hawaii State GO Bonds Refunding Series 2003 DT (AA/Aa2)
4,000,000	4.000	11/01/14	4,406,360
Hawaii State GO Bonds Series 2003 DA (NATL-RE) (AA/Aa2)
3,745,000	5.250	09/01/14	4,246,568

			8,652,928

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Idaho — 0.5%
Madison County Idaho Hospital COPS Refunding Series 2006 (BBB-)
$250,000	4.375%	09/01/10	$252,685
425,000	5.000	09/01/11	438,243
University of Idaho RB Refunding Series 2007 A (FSA) (AAA/Aa3)(c)
9,240,000	4.375	04/01/11	9,595,278

			10,286,206

Illinois — 4.4%
Chicago Illinois GO Bonds for City Colleges of Chicago Capital Improvement Project Series 1999 (NATL-RE FGIC) (AA-/Aa3)(d)
2,000,000	0.000	01/01/14	1,790,880
Chicago Illinois GO Bonds for Lakefront Millennium Parking Facility Series 1999 (NATL-RE) (AA-)(a)
5,000,000	5.750	01/01/12	5,596,850
Chicago Illinois GO Bonds Refunding Series 2005 A (AGM) (AAA/Aa3)
5,000,000	5.000	01/01/15	5,675,400
Chicago Illinois O’Hare International Airport RB Series 2008 A (AGM) (AAA/Aa3)
6,275,000	5.000	01/01/15	6,974,976
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvement Series 2000 (XLCA-ICR) (A2)(a)
1,610,000	5.650	01/01/11	1,693,591
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA)
300,000	5.000	11/15/11	309,876
2,715,000	6.250	11/15/13	2,840,107
Illinois Educational Facilities Authority RB for University of Chicago Series 1998 (AA/Aa1)(c)
2,500,000	3.375	02/03/14	2,592,200
Illinois Finance Authority RB Refunding for Advocate Health Care Network Series 2010 D (AA/Aa2)(f)
1,000,000	3.000	04/01/12	1,018,440
5,110,000	3.000	04/01/13	5,190,431
Illinois Finance Authority RB Refunding for Resurrection Health Care Corp. Series 2009 (BBB+/Baa1)
1,750,000	5.000	05/15/13	1,820,018
5,000,000	5.000	05/15/14	5,163,550
4,400,000	5.250	05/15/15	4,521,572
Illinois Health Facilities Authority RB for Advocate HealthCare Network Series 2003 A (AA/Aa2)(c)
1,875,000	4.375	07/01/14	1,955,213
Illinois Health Facilities Authority RB for Delnor Hospital RMKT 06/04/08 Series 2003 A (FSA) (AAA/Aa3)
1,875,000	5.000	05/15/11	1,960,031
Illinois Municipal Electric Agency RB Refunding Series 2007 C (NATL-RE FGIC) (A+/A1)
1,200,000	5.000	02/01/11	1,242,432
Illinois State GO Bonds Certificates Series 2009 (SP-1)
20,000,000	4.000	05/20/10	20,261,400
Illinois State GO Bonds Series 2004 B (A+/A2)
5,560,000	5.000	03/01/13	6,099,209
Illinois State GO Bonds Series 2009 A (A+/A2)
10,000,000	3.500	09/01/13	10,547,400

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
University of Illinois COPS for Utilities Infrastructure Projects Series 2001 A (AMBAC) (AA-/Aa3)(a)
$3,000,000	5.000%	08/15/11	$3,196,920

			90,450,496

Indiana — 1.9%
Anderson Indiana RB Refunding for Improvement Anderson University Project Series 2007 (BBB-)
605,000	4.500	10/01/10	608,848
Anderson School Building Corp. RB for First Mortgage Series 2003 (AMBAC) (AA+)(a)
1,750,000	5.000	07/15/13	1,987,947
Duneland School Building Corp. RB Refunding for First Mortgage Series 2009 (AA+)
1,070,000	4.000	02/01/13	1,141,958
Indiana Bond Bank RB for State Revenue Funding Program Series 2004 B (AAA)
4,000,000	5.000	02/01/13	4,451,560
Indiana Health & Educational Facilities Financing Authority Hospital RB Refunding for Clarian Health Obligation Group Series 2006 B (A+/A2)
1,000,000	5.000	02/15/10	1,004,430
Indiana Health Facility Financing Authority RB for Ascension Health Series 2001 (AA/Aa1)(c)
2,000,000	3.625	08/01/11	2,069,840
Indiana Health Facility Financing Authority RB for Ascension Health Series 2009 A (AA-/Aa2)(c)
1,500,000	5.000	08/01/13	1,608,690
Indiana Transportation Finance Authority Highway RB Series 2000 (NATL-RE-IBC) (AA+)(a)
3,600,000	5.500	12/01/10	3,767,616
Indiana Transportation Finance Authority Highway RB Series 2003 A (FSA) (AAA/Aa2)(a)
13,580,000	5.000	06/01/13	15,363,461
Indiana University RB for Student Fees Series 2008 S (AA/Aa1)
1,200,000	5.000	08/01/12	1,317,912
Jasper County PCRB Refunding for Northern Indiana Public Service Co. Project RMKT 08/25/08 Series 1994 B (NATL-RE) (AA/Baa1)
2,500,000	5.200	06/01/13	2,633,500
Rockport Indiana PCRB Refunding for Michigan Power Co. Project Series 2009 B (BBB/Baa2)(c)
2,500,000	6.250	06/02/14	2,792,400

			38,748,162

Iowa — 0.5%
State University of Iowa RB for Academic Building Revenue Flood Anticipation Project Series 2009 (SP-1+/MIG1)
8,600,000	3.000	01/01/13	8,837,618
State University of Iowa RB Refunding for University’s Utility System Series 2009 S (Aa2)
1,000,000	3.000	11/01/12	1,053,450
1,185,000	3.000	11/01/13	1,256,621

			11,147,689

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Kansas — 0.7%
Burlington Kansas Environmental RB Refunding for Kansas City Power & Light RMKT 04/08/08 Series 2007 A-1 (FGIC) (A/A3)(c)
$2,000,000	5.125%	04/01/11	$2,067,400
Kansas Development Finance Authority Health Facilities RB for Hays Medical Center, Inc. Series 2005 L (A2)
500,000	5.250	11/15/10	514,225
Kansas Development Finance Authority Hospital RB for Adventist Health System Series 2009 (A+/A1)
1,000,000	4.000	11/15/12	1,048,450
2,390,000	4.000	11/15/13	2,502,163
Kansas Development Finance Authority Hospital RB for Adventist Health System/Sunbelt Obligated Group Series 2009 D (A+/A1)
475,000	3.000	11/15/11	487,037
355,000	3.500	11/15/12	367,311
200,000	5.000	11/15/13	216,664
225,000	5.000	11/15/14	243,396
Kansas Development Finance Authority RB for Public Water Supply Revolving Loan Fund Series 2004 (AAA/Aaa)
4,455,000	5.000	04/01/13	5,008,845
Lawrence Kansas Hospital RB for Lawrence Memorial Hospital Series 2006 (A3)
350,000	5.000	07/01/10	354,966
Overland Park Kansas GO Bonds for Internal Improvement Series 2006 A (AAA/Aaa)
2,065,000	4.250	09/01/13	2,291,758

			15,102,215

Kentucky — 0.1%
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA)(e)(g)
940,000	17.720	11/11/14	1,263,633
Western Kentucky University RB for General Recipients Series 2009 (ASSURED GTY) (AAA/Aa3)
1,080,000	3.000	09/01/13	1,115,532

			2,379,165

Louisiana — 1.0%
DeSoto Parish Louisiana PCRB Refunding for International Paper Co. Projects Series 2002 A (BBB/Baa3)
1,240,000	5.000	10/01/12	1,272,736
East Baton Rouge Parish Louisiana RB Refunding for Public Improvement Series 2004 ST (AMBAC) (AA/A3)(a)
4,405,000	5.000	02/01/14	5,092,621
Greater New Orleans Expressway Commission RB Refunding Series 2009 (ASSURED GTY) (AAA/Aa3)
225,000	2.750	11/01/12	230,285
100,000	2.750	11/01/13	102,187
205,000	2.750	11/01/14	206,659
Livingston Parish Louisiana RB Certificates of Indebtedness Series 2005
2,500,000	4.750	05/01/15	2,344,375

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Louisiana — (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Jefferson Parish Series 2009 A (AA-/Aa3)
$250,000	3.000%	04/01/11	$255,628
400,000	3.000	04/01/12	409,760
370,000	3.000	04/01/13	379,072
Louisiana Public Facilities Authority RB for Archdiocese of New Orleans Project Series 2007 (CIFG) (Baa2)
440,000	5.000	07/01/10	441,588
350,000	5.000	07/01/12	361,634
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 (BBB/Baa2)(c)
600,000	7.000	12/01/11	651,720
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AMBAC)(A+/A2)
2,030,000	4.000	06/01/12	2,124,760
Louisiana State GO Bonds Series 2000 A (FGIC) (AAA/A1)(a)
3,000,000	5.250	11/15/10	3,126,390
Morehouse Parish Louisiana PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
3,520,000	5.250	11/15/13	3,607,331
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 B (BBB/Baa3)
200,000	5.500	05/15/30	199,984

			20,806,730

Maine — 0.3%
Ellsworth Maine GO BANS Series 2009 (SP-1+)
4,119,000	2.000	12/15/11	4,200,391
Finance Authority of Maine Solid Waste Disposal RB for Waste Managements, Inc. Project Series 2004 (BBB)(c)
2,000,000	2.250	05/03/10	2,000,000

			6,200,391

Maryland — 2.2%
Anne Arundel County Maryland GO Bonds for Consolidated General Improvements Series 2002 (AAA)(a)
3,270,000	5.250	03/01/12	3,591,768
Anne Arundel County Maryland GO Bonds for Consolidated General Improvements Series 2009 (AAA/Aa1)
2,345,000	4.000	04/01/13	2,566,087
Baltimore County Maryland GO Bonds 71st issue for Metropolitan District Public Improvement Series 2008 (AAA/Aaa)
1,420,000	5.000	02/01/14	1,627,576
Baltimore County Maryland GO Bonds Refunding for Pension Funds Series 2009 (AAA/Aaa)
3,575,000	5.000	08/01/13	4,063,023
Maryland State GO Bonds for State and Local Facilities Loan-Second Series 2008 (AAA/Aaa)
5,000,000	5.000	07/15/12	5,526,550
Maryland State GO Bonds Refunding Series 2004 (AAA/Aaa)
5,225,000	5.000	02/01/12	5,688,039
5,000,000	5.000	02/01/13	5,609,500
Maryland State Transportation Authority Grant and Revenue Anticipation Bonds Series 2008 (AAA/Aa2)
4,500,000	5.250	03/01/15	5,222,115

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Maryland — (continued)
Montgomery County Maryland GO Bonds for Consolidated Public Improvement Series 2001 (AAA/Aaa)(a)
$5,000,000	4.750%	02/01/11	$5,286,100
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2009 A (AAA/Aaa)
5,000,000	5.000	11/01/13	5,719,250

			44,900,008

Massachusetts — 1.1%
Massachusetts State Development Finance Agency RB for Boston University Series 2009 V-2 (A/A2)
4,000,000	2.875	10/01/14	4,045,080
Massachusetts State Development Finance Agency Resource Recovery RB for SEMASS System Series 2001 A (NATL-RE) (AA-/Baa1)
2,175,000	5.625	01/01/12	2,253,605
260,000	5.625	01/01/14	268,528
Massachusetts State GO Bonds Series 2001 C (AA/Aa2)
6,250,000	5.500	12/01/12	6,796,062
Massachusetts State GO Bonds Series 2005 C (AA/Aa2)
3,250,000	5.000	09/01/12	3,585,855
Massachusetts State Health & Educational Facilities Authority RB for Amherst College Series 2009 K-2 (AAA/Aaa)(c)
3,750,000	2.750	01/04/12	3,835,163
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian)
445,000	5.000	08/15/10	451,880
780,000	5.000	08/15/11	781,513
465,000	5.000	08/15/12	463,628
Massachusetts State Health & Educational Facilities Authority RB for Milford Regional Medical Center Series 2007 E (BBB-/Baa3)
500,000	5.000	07/15/10	501,790
285,000	5.000	07/15/11	286,864

			23,269,968

Michigan — 1.3%
Detroit Michigan RANS Series 2009 (SP-1+)
4,000,000	5.000	03/01/10	4,017,080
Detroit Michigan Sewage Disposal RB Refunding Series 2003 A (AGM) (AAA/Aa3)
3,000,000	5.000	07/01/11	3,105,180
Michigan State Building Authority RB Refunding for Facilities Program Series 2002 III (ETM) (A+/A1)
3,595,000	5.000	10/15/10	3,724,815
Michigan State Hospital Finance Authority RB Refunding for Botsford Hospital Obligations Series 1998 A (NATL-RE) (Baa1)
2,510,000	4.850	02/15/10	2,512,410
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2006 A (A/A1)
500,000	5.000	11/15/10	511,565
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2009 (A/A1)
1,000,000	3.000	11/15/10	1,006,240
1,000,000	3.500	11/15/11	1,014,200
1,000,000	3.000	11/15/12	995,640

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Michigan — (continued)
Michigan Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-1 (A-/A3)(c)
$2,500,000	5.250%	08/01/14	$2,612,250
Monroe County Hospital Finance Authority Hospital RB Refunding for Mercy Memorial Hospital Corporate Obligations Series 2006 A (BB/Baa3)
845,000	5.000	06/01/10	841,417
980,000	5.000	06/01/12	968,564
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
2,000,000	6.250	09/01/14	2,207,040
Wyandotte Electric RB Refunding Series 2009 A (ASSURED GTY) (AAA/Aa3)
3,235,000	4.000	10/01/12	3,374,687

			26,891,088

Minnesota — 2.5%
Hennepin County Minnesota GO Bonds Refunding Series 2009 B (AAA/Aaa)
8,280,000	3.000	12/01/12	8,791,787
Minnesota State COPS for Technology System Lease Purchase Agreement Series 2009 (AA+)
8,575,000	4.000	06/01/14	9,434,901
Minnesota State GO Bonds Series 2001 (AAA/Aa1)(a)
10,000,000	5.000	10/01/11	10,760,500
Minnesota State GO Bonds Series 2008 C (AAA/Aa1)
3,850,000	5.000	08/01/12	4,260,410
Minnesota State Higher Education Facilities Authority RB for University of St. Thomas Series 2009 Seven-A (GO OF UNIV) (A2)
1,000,000	2.500	10/01/13	1,007,460
950,000	3.000	10/01/14	960,032
Minnesota State Various Purpose GO Bonds Series 2009 D (AAA/Aa1)
9,445,000	5.000	08/01/13	10,723,664
Osseo Independent School District No. 279 GO Bonds Refunding for School Building Series 2009 C (SD CRED PROG) (AAA/Aa2)
3,820,000	3.000	02/01/13	4,037,281
St. Paul Independent School District No. 625 GO Bonds Refunding for Minnesota School Credit Enhancement Program Series 2009 C (SD CRED PROG) (AAA/Aa2)
1,930,000	4.000	02/01/12	2,056,087

			52,032,122

Mississippi — 0.7%
DeSoto County Mississippi GO Bonds Refunding Series 2009 (AA/Aa3)
250,000	3.000	11/01/11	258,808
250,000	3.000	11/01/12	261,160
700,000	3.000	11/01/13	733,502
Greenville Public School District RB Refunding Series 2009 (AA-)
580,000	4.000	08/01/12	613,547
605,000	4.000	08/01/13	646,691
Jackson State University Educational Building Corp. RB for Campus Facilities Project Series 2008 (Aa3)(c)
2,435,000	5.000	03/01/11	2,558,162

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Mississippi — (continued)
Mississippi Development Bank Special Obligation RB Refunding Series 2009 B-1 (ASSURED GTY) (AAA/Aa3)
$500,000	3.000%	07/01/11	$512,095
Mississippi State GO Bonds for Capital Improvement Series 2002 (FSA-CR) (AAA/Aa3)(a)
5,000,000	5.000	11/01/12	5,516,300
Ocean Springs School District GO Bonds Series 2009 (AA-)
1,135,000	4.000	05/01/13	1,231,146
University Education Building Corp. RB Refunding Series 2009 B (AA-/Aa3)
1,790,000	3.000	10/01/13	1,880,502

			14,211,913

Missouri — 0.3%
Columbia School District GO Bonds Refunding Series 2005 B (Aa2)
1,000,000	5.000	03/01/12	1,088,110
Missouri State Development Financial Board Infrastructure Facilities Tax Allocation Independence-Centerpoint Project Series 2007 E (A+)
225,000	5.000	04/01/11	234,180
Missouri State Highways & Transit Commission First Lien RB Series 2006 A (AAA/Aa1)
4,000,000	5.000	05/01/12	4,385,280

			5,707,570

Nebraska — 0.2%
Omaha Nebraska GO Bonds Refunding Series 2008 (AAA/Aa1)
3,840,000	4.000	06/01/12	4,115,712

Nevada — 1.0%
Clark County GO Bonds Series 2000 (NATL-RE) (AA+)(a)
1,030,000	5.500	07/01/10	1,056,203
Clark County School District Limited Tax GO Bonds Refunding Series 2001 C (NATL-RE FGIC) (AA/Aa2)
8,895,000	5.375	06/15/13	9,662,016
Henderson Nevada Local Improvement Special Assessment Refunding for District No. T-14 Senior Limited Obligation Series 2007 A (FSA) (AAA/Aa3)
1,315,000	4.250	03/01/10	1,322,837
1,420,000	4.250	03/01/11	1,438,943
Las Vegas Valley Water District GO Bonds Refunding Series 2008 B (AA+/Aa2)
5,000,000	5.000	06/01/13	5,501,350
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006
570,000	4.600	12/01/11	565,172
620,000	4.700	12/01/12	610,570
550,000	4.800	12/01/14	526,339

			20,683,430

New Hampshire — 1.0%
Manchester New Hampshire General Airport RB Refunding Series 2009 B (A-/A3)
4,855,000	5.000	01/01/12	5,103,236
5,105,000	5.000	01/01/13	5,436,621
5,240,000	5.000	01/01/14	5,590,346

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Hampshire — (continued)
New Hampshire Health & Education Facilities Authority RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
$355,000	5.000%	07/01/11	$364,930
New Hampshire Health & Education Facilities Authority RB for Dartmouth-Hitchcock Obligated Group Series 2009 (A+)
2,900,000	3.250	08/01/13	2,947,937
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
355,000	5.000	06/01/10	356,498
375,000	5.250	06/01/11	380,456
395,000	5.250	06/01/12	402,379

			20,582,403

New Jersey — 3.5%
Atlantic County Utilities Authority Sewer RB Refunding Series 2009 (ASSURED GTY) (AA-)
1,000,000	5.000	01/15/12	1,061,090
4,000,000	5.000	01/15/13	4,333,360
Franklin Township School District GO Bonds Refunding Series 2009 (SCH BD RES FD) (AA)
1,315,000	4.000	08/15/12	1,410,311
Morris County GO Bonds Refunding Series 2009 (AAA/Aaa)
3,500,000	3.000	03/15/12	3,680,250
New Jersey COPS for Equipment Lease Purchase Agreement Series 2009 A (AA-/A1)
2,000,000	5.000	06/15/13	2,197,860
New Jersey Economic Development Authority Cigarette Tax RB Series 2004 (FGIC) (BBB/Baa2)
5,110,000	5.000	06/15/10	5,150,522
New Jersey Economic Development Authority RB for School Facilities Construction Series 2003 F (AA-/A1)
6,000,000	5.000	06/15/12	6,527,220
New Jersey Economic Development Authority RB for School Facilities Construction Series 2003 F (NATL-RE FGIC) (AA-/A1)
2,695,000	5.250	06/15/14	2,967,869
New Jersey Economic Development Authority RB for School Facilities Construction Series 2008 RMKT 04/30/08 (FSA) (AAA/Aa3)(c)
2,000,000	5.000	09/01/14	2,215,480
New Jersey Health Care Facilities Financing Authority Department of Human Services RB for Greystone Park Psychiatric Hospital Series 2005 (AA-/A1)
2,000,000	5.000	09/15/10	2,051,880
New Jersey State Turnpike Authority RB Refunded Balance Series 2000 A (NATL-RE) (A+/A3)
2,120,000	6.000	01/01/11	2,232,169
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2001 C (FSA) (AAA/Aa3)
5,285,000	5.750	12/15/12	5,885,271
Newark Housing Authority RB for South Ward Police Facility Series 2009 (ASSURED GTY) (GO OF CITY) (Aa3)
1,155,000	3.500	12/01/11	1,185,862
1,000,000	3.500	12/01/12	1,035,780
1,235,000	3.500	12/01/13	1,278,768

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Jersey — (continued)
Somerset County New Jersey GO Bonds Series 2009 A (AAA/Aaa)
$3,320,000	2.000%	08/01/13	$3,424,281
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2002 (AAA/Aaa)(a)
7,805,000	5.750	06/01/12	8,479,040
5,000,000	6.000	06/01/12	5,599,650
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(a)
1,750,000	6.750	06/01/13	2,072,210
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
5,190,000	4.500	06/01/23	4,812,012
Union County New Jersey GO Bonds Refunding for General Improvement Series 2009 (AAA/Aa1)
4,195,000	4.000	03/01/14	4,642,439

			72,243,324

New Mexico — 1.2%
Albuquerque Municipal School District No. 12 GO Bonds Refunding for School Building Series 2006 C (AA/Aa2)
2,955,000	5.000	08/01/12	3,259,631
Albuquerque Municipal School District No. 12 GO Bonds for School Building Series 2009 A (AA/Aa2)
1,000,000	4.000	08/01/11	1,054,000
Albuquerque New Mexico GO Bonds Series 2009 A (AAA/Aa2)
4,000,000	3.000	07/01/13	4,238,040
New Mexico Finance Authority State Transportation RB Senior Lien Refunding Series 2009 A (AA+/Aa2)
6,000,000	2.000	06/15/12	6,156,060
New Mexico State Severance Tax RB Series 2009 A (AA/Aa2)
10,000,000	4.000	07/01/12	10,750,200

			25,457,931

New York — 9.2%
Metropolitan Transportation Authority Dedicated Tax Fund RB Series 2004 A (NATL-RE) (AA/A1)
600,000	5.000	11/15/10	623,412
Metropolitan Transportation Authority RB Series 2008 (A/A2)(c)
1,825,000	5.000	11/15/12	1,962,605
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/A2)
1,480,000	5.000	08/01/13	1,539,718
Monroe County Industrial Development Agency Civic Facilities RB Refunding for Highland Hospital of Rochester Series 2005 (BBB+/A2)
1,000,000	5.000	08/01/12	1,035,780
Nassau County New York GO Bonds Refunding Series 2009 E (A+/A2)
500,000	4.000	06/01/12	531,950
3,000,000	4.000	06/01/13	3,235,410
New York City GO Bonds Refunding Series 2002 C (AA/Aa3)
2,000,000	5.250	08/01/10	2,055,220
New York City GO Bonds Series 2002 C (FSA) (AAA/Aa3)
7,625,000	5.250	08/01/11	8,155,624
New York City GO Bonds Series 2009 C (AA/Aa3)
7,000,000	5.000	08/01/13	7,799,260
New York City GO Bonds Series 2009 E (AA/Aa3)
9,340,000	3.000	08/01/13	9,761,981

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — (continued)
New York City GO Bonds Series 2009 H-1 (AA/Aa3)
$2,500,000	4.000%	03/01/13	$2,684,525
New York City Health & Hospital Corp. RB Refunding for Health System Series 2003 A (AMBAC GO OF CORP) (A+/A1)
500,000	5.000	02/15/11	519,720
New York City Industrial Development Agency RB Refunding for Polytechnic University Project Series 2007 (ACA) (BB+)
1,630,000	5.000	11/01/11	1,669,756
New York City Transitional Finance Authority RB Future Tax Secured Subordinate Bonds Series 2009 B (AAA/Aa2)
17,250,000	3.000	11/01/12	18,226,350
2,750,000	5.000	11/01/12	3,058,275
New York City Trust for Cultural Resources RB for Juilliard School Series 2009 B (AA/Aa2)(c)
1,500,000	2.750	07/01/12	1,550,790
New York State Dormitory Authority RB for New York University Hospital Center Series 2007 A (BB+/Baa2)
1,000,000	5.000	07/01/11	1,021,680
New York State Dormitory Authority RB for State University Educational Facilities Series 1993 A (NATL-RE-IBC) (A/A1)
6,880,000	5.500	05/15/13	7,586,782
New York State GO Bonds Refunding Series 2009 C (AA/Aa3)
27,085,000	3.000	02/01/13	28,583,342
23,075,000	3.000	02/01/15	24,045,996
New York State Thruway Authority General BANS Series 2009 (SP-1+/MIG1)
15,000,000	4.000	07/15/11	15,679,350
New York State Thruway Authority RB for Local Highway and Bridge Service Contract Series 2009 (AA-)
4,560,000	4.000	04/01/13	4,917,230
2,730,000	5.000	04/01/14	3,069,257
New York State Urban Development Corp. RB for State Personal Income Tax Series 2009 B-1 (AAA)
1,300,000	3.000	03/15/11	1,339,195
1,060,000	5.000	03/15/13	1,178,338
New York State Urban Development Corp. RB Unrefunded Balance Senior Lien Series 1996 (GO OF CORP) (AAA/Aaa)
2,425,000	5.500	07/01/16	2,429,244
New York State Urban Development Corp. RB Unrefunded Balance Series 2002 A (AA-/A1)(c)
2,000,000	5.500	01/01/11	2,087,480
Newburgh New York BANS Series 2009 A
2,000,000	4.875	08/31/10	2,015,280
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2003 A-1 (AA-/A1)
10,000,000	5.500	06/01/15	10,167,200
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2003 B-1 (AA-/A1)
1,000,000	5.000	06/01/10	1,018,200
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2003 B-1C (AA-/A1)
12,500,000	5.500	06/01/19	13,290,875
Triborough Bridge & Tunnel Authority General Purpose RB Series 2008 (GO OF AUTH) (AA-/Aa2)
2,250,000	5.000	11/15/11	2,421,338

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — (continued)
Triborough Bridge & Tunnel Authority RB Series 2001 A (FGIC-TCRS) (AAA/Aa2)(a)
$5,000,000	5.000%	01/01/12	$5,434,750

			190,695,913

North Carolina — 2.6%
Albemarle Hospital Authority RB Refunding Series 2007
270,000	5.000	10/01/10	270,772
Centennial Authority RB Refunding Series 2009 (ASSURED GTY) (AA-/Aa3)
1,715,000	5.000	09/01/12	1,877,548
3,190,000	5.000	09/01/13	3,563,645
Charlotte North Carolina GO Bonds Refunding Series 2009 B (AAA/Aaa)
6,010,000	5.000	06/01/13	6,805,784
Charlotte-Mecklenburg Hospital Authority RB Refunding for Carolinas HealthCare System Series 2009 A (AA-/Aa3)
740,000	4.000	01/15/13	780,108
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2008 A (A-/Baa1)
1,000,000	5.000	01/01/14	1,103,080
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 A (A-/Baa1)
1,235,000	5.000	01/01/12	1,314,756
1,500,000	3.200	01/01/13	1,543,995
500,000	5.000	01/01/13	542,060
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 B (A-/Baa1)
500,000	3.000	01/01/13	513,250
3,000,000	3.000	01/01/14	3,070,320
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (NATL-RE) (A/A2)
1,000,000	5.500	01/01/14	1,140,050
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2008 C (A/A2)
5,395,000	5.250	01/01/13	5,993,683
North Carolina State GO Bonds Refunding Series 2009 A (AAA/Aaa)
3,115,000	5.000	03/01/12	3,400,677
10,000,000	5.000	03/01/13	11,244,900
Wake County GO Bonds Refunding Series 2009 D (AAA/Aaa)
10,000,000	4.000	02/01/13	10,936,400

			54,101,028

Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority RB Senior Turbo Asset Backed Bonds Series 2007 A-2 (BBB/Baa3)
1,795,000	5.125	06/01/24	1,610,582
3,450,000	5.375	06/01/24	3,146,227
Cincinnati Ohio City School District GO Bonds for Classroom Facilities Construction and Improvement Series 2003 (AGM) (AAA/Aa3)(a)
5,000,000	5.000	12/01/13	5,720,200
Cleveland Ohio Airport System RB Series 2009 C (A-/A3)
5,000,000	4.000	01/01/13	5,180,900

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Ohio — (continued)
Cleveland Ohio RB Sub Lien for Police & Fire Pension Series 2008 (AA)
$2,000,000	5.000%	05/15/12	$2,181,560
Ohio State Air Quality Development Authority PCRB Refunding for FirstEnergy Generation Corp. Project Series 2009 D (BBB/Baa1)(c)
2,500,000	4.750	08/01/12	2,628,250
Ohio State GO Bonds Refunding for Higher Education Series 2009 C (AA+/Aa2)
2,450,000	5.000	08/01/13	2,757,843
Ohio State Higher Education Facility Commission RB for University Hospitals Health System, Inc. Series 2009 C (A/A2)(c)
4,100,000	3.750	01/15/13	4,182,287
Ohio State RB for Mental Health Capital Facilities Series II-2009 A (AA/Aa3)
1,735,000	3.500	12/01/12	1,849,510
1,320,000	4.000	12/01/13	1,443,050
Ohio State Water Development Authority Fresh Water RB Refunding Series 2009 B (AAA/Aaa)
1,500,000	5.000	06/01/11	1,592,925
Ohio State Water Development Authority Solid Waste RB for Waste Management Project Series 2004 (BBB)(c)
2,000,000	4.500	01/02/13	2,000,000

			34,293,334

Oklahoma — 0.9%
Oklahoma County Finance Authority Educational Facilities Lease RB for Western Heights Public Schools Project Series 2006 (ASSURED GTY) (AAA)
1,390,000	5.000	09/01/10	1,431,825
Oklahoma Development Finance Authority Hospital RB for Great Plains Regional Medical Center Project Series 2007 (BBB-)
730,000	4.375	12/01/10	734,570
Oklahoma Development Finance Authority RB for Master Oklahoma State System Higher Education Series 2008 A (AA/A1)
1,340,000	5.000	06/01/13	1,472,968
Tulsa County Industrial Authority RB for Capital Improvement RMKT 08/17/09 Series 2003 A (AA-)
10,965,000	4.000	05/15/16	11,556,123
Tulsa Oklahoma GO Bonds Refunding Series 2009 A (AA/Aa2)
1,015,000	3.000	03/01/13	1,073,616
Tulsa Oklahoma GO Bonds Refunding Series 2009 B (AA/Aa2)
1,985,000	3.000	03/01/13	2,099,634
Tulsa Oklahoma GO Bonds Series 2009 (AA/Aa2)
1,000,000	5.000	10/01/14	1,154,950

			19,523,686

Oregon — 0.5%
Clackamas County Hospital Facility Authority RB Legacy Health System Series 2009 C (A+/A2)(c)
2,000,000	5.000	07/15/14	2,118,500
Klamath Falls Oregon Intercommunity Hospital Authority RB for Merle West Medical Center Project Series 2002 (BB+)(a)
550,000	5.800	09/01/12	626,010
520,000	5.900	09/01/12	593,221

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Oregon — (continued)
Klamath Falls Oregon Intercommunity Hospital Authority RB Refunding for Merle West Medical Center Project Series 2002 (BB+)
$400,000	5.500%	09/01/11	$404,244
550,000	5.600	09/01/12	557,111
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Project Series 2002 (BB+)
325,000	5.800	09/01/14	327,412
175,000	5.900	09/01/15	175,439
Lake Oswego Oregon GO Bonds Series 2009 A (AAA/Aa1)
1,575,000	3.000	12/01/13	1,675,312
North Clackamas School District No. 12 GO Bonds Refunding Series 2004 (AGM) (SCH BD GTY) (AAA/Aa2)
3,000,000	5.000	06/15/13	3,370,230
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2010 A (A+/A2)(f)
500,000	5.000	03/15/13	535,555
500,000	5.000	03/15/14	537,865

			10,920,899

Pennsylvania — 2.2%
Allegheny County Hospital Development Authority RB for University of Pittsburg Medical Center Series 2003 B (A+/Aa3)
3,000,000	5.000	06/15/10	3,057,570
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A-)
1,255,000	5.000	12/15/10	1,295,311
1,300,000	4.250	12/15/12	1,324,817
Boyertown Area School District GO Bonds Series 2009 (ASSURED GTY) (AAA)
600,000	4.000	02/01/11	616,368
Carbon County Hospital Authority RB Refunding for Gnaden Huetten Memorial Hospital Series 2000 (AMBAC) (CNTY GTD)
1,260,000	5.400	11/15/14	1,308,951
Lampeter-Strasburg School District GO Bonds Series 2010 (AA)
1,000,000	2.000	03/01/12	1,019,300
North Penn School District GO Bonds Series 2009 (ASSURED GTY) (Aa3)
1,830,000	4.000	09/01/10	1,873,499
4,185,000	5.000	09/01/11	4,407,642
Pennsylvania Economic Development Financing Authority Exempt Facilities RB Refunding for Exelon Generation Co. LLC Project Series 2009 A (BBB/A3)(c)
1,500,000	5.000	06/01/12	1,572,165
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 A (BBB)(c)
3,000,000	2.250	05/03/10	3,000,780
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2009 (BBB)(c)
2,500,000	2.625	12/03/12	2,487,125
Pennsylvania State Commonwealth GO Bonds Refunding Series 2002 (AA/Aa2)
1,850,000	5.500	02/01/13	2,094,403

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Pennsylvania State Commonwealth GO Bonds Refunding Second Series 2003 A (NATL-RE FGIC) (AA/Aa2)
$10,515,000	5.000%	07/01/12	$11,572,493
Pennsylvania State Higher Educational Facilities Authority RB for State System of Higher Education Series 2006 AE (NATL-RE) (GO OF UNIV) (AA-/Aa3)
2,340,000	5.000	06/15/12	2,562,815
Pittsburgh Water & Sewer Authority RB Refunding Subseries 2009 C-1D (ASSURED GTY) (AAA)(c)
2,000,000	2.625	09/01/12	2,006,340
Red Lion Area School District GO Bonds RMKT 10/01/09 Series 2005 (FSA) (AAA)
1,000,000	4.000	05/01/13	1,078,950
Sharon City School District GO Bonds Series 2010 (ASSURED GTY) (AAA)(f)
1,175,000	3.000	05/15/12	1,222,623
University of Pittsburgh RB for University Capital Project RMKT 12/17/08 Series 2005 A (GO OF UNIV) (AA/Aa2)(c)
2,000,000	5.500	09/15/13	2,241,780

			44,742,932

Puerto Rico — 2.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa3)
2,500,000	5.000	07/01/12	2,636,125
Puerto Rico Electric Power Authority RB Refunding Series 1999 FF (NATL-RE) (A/A3)
500,000	5.250	07/01/10	508,150
Puerto Rico Highway & Transportation Authority RB Refunding Series 2003 H (AMBAC) (BBB/Baa3)(c)
250,000	5.000	07/01/10	252,490
Puerto Rico Municipal Finance Agency GO Bonds Series 1999 A (FSA) (AAA/Aa3)
120,000	5.750	08/01/12	121,425
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (AMBAC) (COMWLTH GTD) (BBB-/Baa3)(c)
3,950,000	5.000	07/01/12	4,049,145
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (COMWLTH GTD) (BBB-/Baa3)(c)
1,050,000	5.000	07/01/12	1,076,355
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC — Government Development Bank for Puerto Rico) (AMBAC) (BBB-/Ba1)(c)
1,405,000	5.250	02/01/12	1,430,276
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC — Government Development Bank for Puerto Rico) (FGIC) (BBB-/Ba1)(c)
22,010,000	5.250	02/01/12	22,405,960
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC — Government Development Bank for Puerto Rico) (NATL-RE) (A/Baa1)(c)
4,270,000	5.250	02/01/12	4,346,817
Puerto Rico Sales Tax Financing Corp. RB Series 2009 A (A+/A2)(c)
16,000,000	5.000	08/01/11	16,778,400

			53,605,143

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Rhode Island — 0.3%
Rhode Island Health & Educational Building Corp. RB for Rhode Island University Higher Educational Facilities Series 2000 B (AMBAC) (A+)(a)
$5,000,000	5.700%	09/15/10	$5,226,950
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2002 A (BBB/Baa3)
1,035,000	6.000	06/01/23	1,047,358

			6,274,308

South Carolina — 1.9%
Greenville County Tourism Public Facilities Corp. COPS for Greenville Hospitality Tax Series 2008 (NATL-RE) (A/A2)
1,075,000	4.000	04/01/11	1,118,441
Lexington One School Facilities Corp. Installment Purchase RB for Lexington County School District No. 1 Series 2006 (A1)
500,000	5.000	12/01/10	520,005
Oconee County PCRB Refunding for Duke Power Co. Project Series 2009 (A/A1)
6,000,000	3.600	02/01/17	6,208,320
Richland County South Carolina GO Bonds Series 2009 A (AA+/Aa2)
1,585,000	5.000	03/01/13	1,788,118
Richland County South Carolina School District No. 2 GO Bonds Refunding Series 2009 C (SCSDE) (AA/Aa1)
1,615,000	3.000	03/01/13	1,705,682
1,595,000	3.000	03/01/14	1,690,301
Rock Hill South Carolina RB Refunding for Combined Utility System Series 2009 C (ASSURED GTY) (AAA/Aa3)
1,430,000	4.000	01/01/12	1,499,698
South Carolina Jobs-Economic Development Authority Hospital RB Refunding and Improvement for Palmetto Health Series 2009 (BBB+/Baa1)
1,000,000	3.000	08/01/12	987,050
1,080,000	3.500	08/01/13	1,064,297
South Carolina State GO Bonds for School Facilities Series 2002 A (AA+/Aaa)
10,060,000	5.000	01/01/13	11,004,634
South Carolina State Public Service Authority RB Refunding Series 2009 A (AA-/Aa2)
2,000,000	5.000	01/01/12	2,160,220
Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)(a)
2,455,000	6.000	05/15/11	2,565,082
Tobacco Settlement Revenue Management Authority RB Series 2003 (BBB/Baa3)
2,755,000	5.000	06/01/18	2,765,607
York County School District No. 3 GO Bonds Series 2001 (SCSDE) (AA/Aa1)
4,000,000	5.000	03/01/13	4,332,720

			39,410,175

South Dakota — 0.1%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2009 (AA-/A1)
1,250,000	4.250	11/01/14	1,301,325

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Tennessee — 2.4%
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
$665,000	4.500%	07/01/10	$668,239
Knox County GO Bonds Refunding Series 2003 (AA+/Aa2)
4,500,000	5.000	04/01/13	4,885,470
Lewisburg Industrial Development Board RB for Waste Management, Inc. Project Series 2006 (BBB)(c)
7,500,000	5.000	01/04/10	7,500,000
Memphis Tennessee GO Bonds Refunding for General Improvement Series 2005 (NATL-RE) (AA/A1)
4,430,000	5.000	10/01/11	4,741,340
Memphis Tennessee Electric System RB Subseries 2003 A (NATL-RE) (AA+/Aa2)
6,000,000	5.000	12/01/16	6,505,440
Metropolitan Government Nashville & Davidson County GO Bonds for Metropolitan Government Nashville & Davidson County Improvement Series 2001 A (FGIC) (AA/Aa2)(a)
5,000,000	5.500	10/15/11	5,428,150
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB Refunding for Vanderbilt University Series 2008 A (GO OF UNIV) (AA/Aa2)
5,000,000	4.500	10/01/12	5,478,200
Rutherford County GO Bonds Capital Outlay Notes Series 2009 (SP-1+/MIG1)
2,500,000	4.000	04/01/12	2,643,125
Sevier County Public Building Authority RB for Local Government Public Improvement Series VII-D-1 (MUN GOVT GTD) (AA)
5,000,000	4.000	06/01/12	5,291,400
5,000,000	5.000	06/01/14	5,577,650
Sevierville Public Building Authority RB for Local Government Public Improvement Series 2009 (MUN GOVT GTD) (AA)
1,500,000	4.000	06/01/14	1,617,270

			50,336,284

Texas — 8.0%
Aledo Texas Independent School District GO Bonds for School Building Series 2006 (PSF-GTD) (AAA)(c)
2,100,000	1.900	08/01/10	2,101,638
Austin Texas Convention Enterprises, Inc. Convention Center RB Refunding First Tier Series 2006 A (XLCA) (BB+/Baa3)
300,000	5.250	01/01/10	300,000
Bell County GO Bonds Limited Tax Notes Series 2008 (AA/Aa3)
500,000	4.000	02/15/11	518,180
500,000	4.000	02/15/12	530,670
Collin County Texas GO Bonds Refunding Limited Tax Series 2009 A (AAA/Aaa)
1,105,000	3.000	02/15/13	1,169,322
1,135,000	3.000	02/15/14	1,205,847
Collin County Texas GO Bonds Refunding Series 2009 A (AAA/Aaa)
1,385,000	5.000	02/15/13	1,550,050
550,000	3.000	02/15/14	584,331
Corpus Christi Texas Utility System RB Series 2005 (AGM) (AAA/Aa3)
1,000,000	5.000	07/15/12	1,089,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Cypress-Fairbanks Independent School District GO Bonds Refunding for Capital Appreciation Series 1993 A (PSF-GTD) (AAA/Aaa)(d)
$7,500,000	0.000%	02/15/12	$7,255,200
Dallas County Texas Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 A (AMBAC) (BBB+/Baa3)
960,000	4.000	02/15/10	960,912
835,000	4.000	02/15/11	843,926
Dallas Texas Independent School District GO Bonds Refunding Series 2009 (A+/A1)
2,000,000	5.000	02/15/13	2,188,140
Dallas-Fort Worth International Airport Joint RB Refunding Series 2009 A (A+/A1)
2,500,000	4.000	11/01/13	2,685,800
2,000,000	4.000	11/01/14	2,141,940
Denton Texas Independent School District GO Bonds for Capital Appreciation Series 2002 (PSF-GTD) (AAA/Aaa)(a)(d)
5,745,000	0.000	08/15/12	2,342,754
Duncanville Independent School District GO Bonds Unlimited Tax for School Building Series 2001 B (PSF-GTD) (AAA/Aaa)(a)
1,000,000	5.250	02/15/12	1,096,380
Fort Bend County Texas GO Bonds Unlimited Tax Road Refunding Series 2009 (AA+/Aa2)
400,000	4.000	03/01/11	415,596
500,000	3.000	03/01/12	521,680
800,000	4.000	03/01/13	868,568
500,000	4.000	03/01/14	548,865
Fort Worth Texas General Purpose GO Bonds Series 2009 (AA+/Aa2)
4,260,000	4.000	03/01/13	4,618,266
Harris County Cultural Education Facilities Finance Corp. RB for Texas Childrens Hospitals Project Series 2009 (AA/Aa2)
1,680,000	3.500	10/01/13	1,741,958
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Methodist Hospital System Series 2009 B-2 (AA)(c)
3,000,000	5.000	06/01/13	3,261,540
Harris County Cultural Education Facilities Finance Corp. Thermal Utility RB for TECO Project Series 2009 A (AA/Aa3)
1,000,000	5.000	11/15/12	1,095,490
Harris County Texas GO Bonds Refunding for Permanent Improvement Series 2009 B (AAA)
300,000	4.000	10/01/12	324,312
1,000,000	4.000	10/01/13	1,095,840
Harris County Texas Tax and Sub Lien RB Refunding Series 2004 B (FSA) (AAA/Aa1)(c)
5,500,000	5.000	08/15/12	5,990,545
Hockley County Texas GO Bonds Series 2009 (ASSURED GTY) (AAA)
1,090,000	4.000	02/15/12	1,149,830
1,050,000	4.000	02/15/13	1,122,797
Houston Texas Water and Sewer System Junior Lien RB Forward Refunding Series 2002 B (AMBAC) (AA)(a)
5,500,000	5.750	12/01/12	6,252,345

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Houston Texas Water and Sewer System Junior Lien RB Refunding Series 1991 C (AMBAC) (AA/Aa3)(d)
$5,000,000	0.000%	12/01/11	$4,864,400
Houston Texas Water and Sewer System Junior Lien RB Refunding Series 2002 A (FSA) (AAA/Aa3)(a)
7,775,000	5.000	12/01/12	8,648,288
3,855,000	5.125	12/01/12	4,301,756
Hurst Euless Bedford Texas Independent School District GO Bonds Refunding for Capital Appreciation Series 1994 (PSF-GTD) (AAA/Aaa)(d)
4,620,000	0.000	08/15/11	4,537,764
Klein Texas Independent School District GO Bonds Refunding Series 2003 A (PSF-GTD) (AAA/Aaa)
2,050,000	4.250	08/15/14	2,286,529
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
2,450,000	5.500	05/15/14	2,772,200
Lubbock GO Bonds Certificates for Texas Waterworks System Series 2008 (FSA) (AAA/Aa3)
1,500,000	5.000	02/15/12	1,621,245
Lubbock GO Bonds for Municipal Drainage Utilities Series 2003 D (NATL-RE) (AA+/Aa3)(a)
8,500,000	5.000	02/15/12	9,265,425
Matagorda County Texas Navigation District No. 1 RB Refunding for American Electric Power Texas Central Co. Project Series 2008 (BBB/Baa2)(c)
7,500,000	5.125	06/01/11	7,798,050
Mesquite Texas Health Facility Development Corp. RB for Christian Care Retirement Facility Series 2005 (BBB-)
610,000	5.000	02/15/10	610,299
Midland Texas Certificates of Obligation GO Bonds Series 2007 (NATL-RE) (AA+/Aa2)
1,155,000	4.000	03/01/13	1,244,686
1,255,000	4.000	03/01/14	1,363,407
North East Independent School District GO Bonds Unlimited Tax for Capital Appreciation Series 2007 A (PSF-GTD) (AAA/Aaa)(d)
5,300,000	0.000	08/01/11	5,199,777
North East Independent School District GO Bonds Unlimited Tax Refunding Series 2004 (PSF-GTD) (AAA/Aaa)
13,460,000	5.000	08/01/15	15,183,418
North Texas Municipal Water District RB Refunding for Water System Improvement Series 2009 (AAA/Aa2)
765,000	4.000	09/01/12	825,343
North Texas Tollway Authority RB Refunding System First Tier Series 2008 E-2 (A-/A2)(c)
4,000,000	5.250	01/01/12	4,212,640
North Texas Tollway Authority RB Refunding System First Tier Series 2008 H (A-/A2)(c)
4,000,000	5.000	01/01/13	4,251,560
North Texas Tollway Authority RB Refunding System First Tier Series 2008 L-1 (A-/A2)(c)
2,500,000	5.500	01/01/11	2,597,525
Northside Independent School District GO Bonds for School Building Series 2009 (AA/Aa2)(c)
3,000,000	2.100	06/01/11	3,055,140

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Point Isabel Independent School District GO Bonds Unlimited Tax Refunding for School Building Series 1996 (PSF-GTD) (Aaa)(d)
$1,000,000	0.000%	02/01/13	$947,630
San Antonio Texas Hotel Occupancy RB for Capital Appreciation Series 1996 (ETM) (FGIC) (A+/Aa3)(d)
1,120,000	0.000	08/15/11	1,100,770
Spring Branch Independent School District GO Bonds Unlimited Tax for Schoolhouse Series 2004 (PSF-GTD) (AAA/Aaa)
1,000,000	4.750	02/01/14	1,098,710
Tarrant County GO Bonds Limited Tax Series 2008 (AAA/Aaa)
3,110,000	5.000	07/15/13	3,521,297
Texas Southern University Constitutional Appropriation RB Series 2005 (Aa2)
1,000,000	4.000	10/01/11	1,055,590
Texas State Public Finance Authority GO Bonds Refunding Series 2002 (AA+/Aa1)
5,000,000	5.375	10/01/13	5,564,450
Texas State Public Finance Authority GO Bonds Refunding Series 2008 A (AA+/Aa1)
3,750,000	5.000	10/01/11	4,029,750
Texas Transportation Commission RB Refunding for Central Texas Turnpike System First Tier Series 2009 (BBB+/Baa1)(c)
2,000,000	5.000	02/15/11	2,048,740
University of North Texas Financing System RB Series 2009 A (AA-/Aa3)
515,000	5.000	04/15/12	561,458
1,195,000	5.000	04/15/13	1,335,066
Weatherford Texas Independent School District GO Bonds for School Building RMKT 08/03/09 Series 2002 A (PSF-GTD) (AAA/Aaa)
2,000,000	5.000	02/01/12	2,171,620

			165,646,255

U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Senior Lien RB Matching Fund Loan Notes Series 2004 A (BBB/Baa2)
1,525,000	5.000	10/01/10	1,528,279
1,045,000	5.000	10/01/12	1,107,083
Virgin Islands Public Finance Authority Senior Lien RB Matching Fund Loan Notes Senior Lien Refunding Series 2009 B (BBB/Baa2)
2,500,000	5.000	10/01/13	2,672,625

			5,307,987

Utah — 1.2%
Centerville Utah Sales Tax RB Series 2009 (ASSURED GTY) (AAA)
1,340,000	4.000	05/01/14	1,439,977
Intermountain Power Agency RB Refunding for Subordinated Power Supply Series 2009 A (A+/A1)
3,000,000	5.000	07/01/12	3,256,050
Utah State GO Bonds Series 2009 A (AAA/Aaa)
5,850,000	5.000	07/01/14	6,754,351
Utah State GO Bonds Series 2009 B (AAA/Aaa)
7,450,000	4.000	07/01/14	8,279,111

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Utah — (continued)
Utah State University RB Refunding for Student Fee and Housing System Series 2009 (ASSURED GTY) (AAA/Aa3)
$1,545,000	4.000%	12/01/11	$1,639,987
1,615,000	4.000	12/01/12	1,749,885
1,575,000	3.000	12/01/14	1,663,294

			24,782,655

Virginia — 1.6%
Fairfax County Virginia Economic Development Authority Lease RB for Public Uses Complex Project Series 2006 (AA+/Aa1)
2,650,000	5.000	05/15/10	2,695,050
Fairfax County Virginia GO Bonds for Public Improvement Series 2009 A (AAA/Aaa)
1,000,000	4.000	04/01/12	1,073,780
Newport News Virginia GO Bonds Series 2009 B (AA/Aa2)
4,315,000	3.000	09/01/13	4,585,378
Richmond Virginia GO Bonds Series 2000 (FSA) (AAA/Aa3)
5,000,000	5.500	01/15/15	5,243,450
Virginia Beach Virginia GO Bonds for Public Improvement Series 2009 (AAA/Aa1)
2,175,000	3.000	06/01/12	2,287,034
1,000,000	3.000	06/01/13	1,061,210
Virginia College Building Authority Educational Facilities RB Prerefunded for 21st Century College Program Series 2004 A (ETM) (AA+/Aa1)
105,000	5.000	02/01/13	117,731
Virginia College Building Authority Educational Facilities RB Unrefunded Balance for 21st Century College Program Series 2004 A (AA+/Aa1)
2,395,000	5.000	02/01/13	2,680,772
Virginia State Housing Development Authority RB for Commonwealth Mortgage Subseries 2006 F-1 (GO OF AUTH) (AAA/Aaa)
6,000,000	4.000	04/01/12	6,258,300
Virginia State Public School Authority School Financing 1997 Resolution RB Series 2003 C (AA+/Aa1)
1,500,000	5.250	08/01/11	1,609,275
Virginia State Public School Authority School Financing 1997 Resolution RB Series 2005 D (AA+/Aa1)
3,000,000	4.500	08/01/13	3,349,350
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (A-/Baa1)(c)
2,000,000	4.050	05/01/14	2,127,820

			33,089,150

Washington — 1.9%
Grant County Washington Public Utility District No. 2 Priest Rapids RB Refunded Series 2001 H (FSA) (AAA/Aa2)
3,000,000	5.375	01/01/12	3,265,530
King County Washington GO Bonds Limited Tax Refunding Series 2009 D (AAA/Aa1)
3,195,000	3.000	12/01/12	3,377,339
King County Washington Public Hospital District No. 2 GO Bonds Refunding & Improvement for Evergreen Healthcare Series 2006 (NATL-RE) (AA-/A1)
1,000,000	4.000	12/01/10	1,028,080

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Washington — (continued)
Port of Seattle Washington Passenger Facility Charge RB Series 1998 A (NATL-RE) (A/A2)
$5,000,000	5.000%	12/01/17	$5,039,850
Seattle Washington RB for Municipal Light and Power Improvements Series 2001 (FSA) (AAA/Aa2)
10,340,000	5.250	03/01/11	10,900,118
3,000,000	5.500	03/01/15	3,149,310
Tobacco Settlement Authority of Washington RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
2,920,000	6.500	06/01/26	2,936,527
Washington State Various Purpose GO Bonds Series 2008 C (AA+/Aa1)
3,400,000	4.000	01/01/12	3,611,854
Washington State Various Purpose GO Bonds Refunding Series 2005 R-A (AMBAC) (AA+/Aa1)
3,500,000	5.000	01/01/13	3,895,535
Washington State GO Refunding Bonds Series 1992 A (AA+/Aa1)
2,240,000	6.250	02/01/11	2,302,765

			39,506,908

West Virginia — 0.1%
West Virginia School Building Authority RB Refunding for Capital Improvement Series 2007 A (NATL-RE FGIC) (A+/A1)
2,475,000	5.000	07/01/10	2,527,297

Wisconsin — 1.0%
Badger Tobacco Asset Securitization Corp. RB for Tobacco Settlement Asset-Backed Bonds Series 2002 (AAA/Aaa)(a)
10,000,000	6.000	06/01/12	11,161,200
Green Bay Area Public School District GO Bonds Refunding Series 2009 (Aa2)
250,000	2.500	04/01/11	255,248
Madison Wisconsin Community Development Authority RB for Wisconsin Alumni Research Foundation Project Series 2009 (AAA)
1,530,000	2.500	10/01/12	1,589,670
Wisconsin State GO Bonds Series 2002 G (NATL-RE) (AA/Aa3)
2,500,000	5.000	05/01/12	2,717,225
Wisconsin State GO Bonds Series 2007 B (FSA) (AAA/Aa3)
4,115,000	5.000	05/01/12	4,502,345
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
260,000	4.125	05/15/10	260,192
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
105,000	4.125	05/15/10	105,078

			20,590,958

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$1,845,092,827

Other Municipal Debt Obligation — 0.1%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (Baa1)(c)(e)
$2,000,000	4.950%	09/30/12	$1,660,040

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — 4.5%
FHLB
$35,000,000	1.625%	07/27/11	$35,351,386
10,000,000	1.750	08/22/12	10,013,248
10,000,000	4.625	10/10/12	10,767,954
15,000,000	3.625	10/18/13	15,710,853
20,000,000	5.250	06/18/14	22,148,850

TOTAL AGENCY DEBENTURES (Cost $93,977,288)			$93,992,291

Short-Term Investments — 3.0%
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-2 (A-1+/VMIG1)(b)
$2,000,000	0.180%	01/04/10	$2,000,000

Delaware — 0.2%
University of Delaware VRDN RB Series 2004 B (A-1)(b)
4,025,000	0.240	01/04/10	4,025,000

Illinois — 0.3%
Chicago Board of Education VRDN GO Bonds RMKT 08/19/08 Series 2005 D2 (ASSURED GTY) (A-2/VMIG1)(b)
5,500,000	3.100	01/04/10	5,500,000
Chicago Illinois Sales Tax VRDN RB Refunding RMKT 07/17/08 Series 2002 (A-1+/VMIG1)(b)
1,000,000	0.200	01/04/10	1,000,000

			6,500,000

Louisiana — 0.6%
East Baton Rouge Parish Louisiana VRDN PCRB Refunding for Exxon Project Series 1989 (A-1+/Aaa)(b)
11,500,000	0.180	01/04/10	11,500,000

Massachusetts — 0.1%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Series 1999 R (GO OF INSTN) (A-1+/VMIG1)(b)
2,000,000	0.180	01/04/10	2,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Series 2008 N2 (A-1/VMIG1)(b)
800,000	0.180	01/04/10	800,000

			2,800,000

Mississippi — 1.0%
Jackson County VRDN PCRB Refunding for Chevron U.S.A., Inc. Project Series 1992 (VMIG1)(b)
1,000,000	0.200	01/04/10	1,000,000
Jackson County VRDN PCRB Refunding for Chevron U.S.A., Inc. Project Series 1993 (VMIG1)(b)
4,500,000	0.200	01/04/10	4,500,000
Mississippi Business Finance Corp. VRDN RB for Chevron U.S.A., Inc. Project Series 2009 E (VMIG1)(b)
15,000,000	0.200	01/04/10	15,000,000

			20,500,000

New Hampshire — 0.1%
New Hampshire State Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 B (A-1+/VMIG1)(b)
2,000,000	0.220	01/04/10	2,000,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
New Hampshire — (continued)
New Hampshire State Health & Education Facilities Authority VRDN RB for University of New Hampshire RMKT 04/01/09 Series 2005 B-1 (A-1/VMIG1)(b)
$150,000	0.350%	01/04/10	$150,000

			2,150,000

New York — 0.2%
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second Generation Resolution Series 2008 BB-1 (A-1/VMIG1)(b)
1,900,000	0.250	01/04/10	1,900,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Subseries 2008 B-3 (A-1/VMIG1)(b)
1,000,000	0.230	01/04/10	1,000,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Subseries 2002 1-D (LIQ — Landesbank Hessen-Thuringen) (A-1+/VMIG1)(b)
300,000	0.200	01/04/10	300,000
New York City VRDN GO Bonds Subseries 1993 A-8 (LOC — JPMorgan Chase Bank) (A-1+/VMIG1)(b)
200,000	0.210	01/04/10	200,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2008 C (A-1/VMIG1)(b)
1,700,000	0.200	01/04/10	1,700,000

			5,100,000

Texas — 0.4%
Gulf Coast Waste Disposal Authority VRDN PCRB Refunding for Amoco Oil Co. Project RMKT 12/07/06 Series 1992 (A-1+/VMIG1)(b)
3,200,000	0.180	01/04/10	3,200,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding for Exxon Mobil Project Subseries 2008 A-3 (VMIG1)(b)
300,000	0.180	01/04/10	300,000
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (A-1+/VMIG1)(b)
4,700,000	0.220	01/04/10	4,700,000

			8,200,000

TOTAL SHORT-TERM INVESTMENTS			$62,775,000

Shares	Rate	Value
Investment Companies — 2.5%
Blackrock Municipal Bond Fund - Institutional Shares(b)
52,857,821	0.136%	$52,857,920

TOTAL INVESTMENTS — 98.9%		$2,056,378,078

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		22,503,042

NET ASSETS — 100.0%		$2,078,881,120

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

(a) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(b) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2009.
(c) Securities with ''Put’’ features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2009.
(d) Issued with zero coupon. Income is recognized through the accretion of discount.
(e) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $9,005,723, which represents approximately 0.4% of net assets as of December 31, 2009.
(f) When-issued security.
(g) Inverse variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.
(h) Issued with zero coupon until the next reset date.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
ASSURED GTY	— Insured by Assured Guaranty
BANS	— Bond Anticipation Notes
CIFG	— CIFC Assurance North America, Inc.
CNTY GTD	— County Guaranteed
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLB	— Federal Home Loan Bank
FSA	— Insured by Financial Security Assurance Co.
FSA-CR	— Insured by Financial Security Assurance Co. Insured Custodial Receipts
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF CITY	— General Obligation of City
GO OF CORP	— General Obligation of Corporation
GO OF INSTN	— General Obligation of Institution
GO OF UNIV	— General Obligation of University
IDA	— Industrial Development Authority
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	— National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee Corp. - Insured Bond Certificates
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance

RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
TCRS	— Transferable Custodial Receipts
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.
XLCA-ICR	— Insured by XL Capital Assurance, Inc. - Insured Custodial Receipts

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,031,318,481

Gross unrealized gain	28,634,790
Gross unrealized loss	(3,575,193)

Net unrealized security gain	$25,059,597

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation —The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2—Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3—Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:
High Yield Municipal

	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$3,182,931,013	$552,016
Common Stock and/or Other Equity Investments	149,795	—	—
Short-term Investments	93,693,596	72,171,500	—
Derivatives	—	243,156	—

Total	$93,843,391	$3,255,345,669	$552,016

Municipal Income

	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$593,718,805	$—
Short-term Investments	20,418,139	5,300,000	—

Total	$20,418,139	$599,018,805	$—

Short Duration Tax-Free

	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$1,846,752,867	$—
U.S. Government Agency Obligations	—	93,992,291	—
Short-term Investments	52,857,920	62,775,000	—

Total	$52,857,920	$2,003,520,158	$—

The following is reconciliation of Level 3 investments for the period ended December 31, 2009:
High Yield Municipal

Level 3	Municipal Debt Obligations

Beginning Balance as of April 1, 2009	$1,463,266
Realized gains (loss)	—
Unrealized gain (loss) relating to instruments still held at reporting date	—
Net purchases (sales)	—
Net transfers out of Level 3	(911,250)

Ending Balance as of December 31, 2009	$552,016

When-Issued Securities and Forward Commitments—The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.
Swap Contracts—The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds invest in the following type of swaps:
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Funds, as sellers of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Funds may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Funds are entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     GAAP requires enhanced disclosures about the Funds’ derivatives and hedging activities. The following table sets forth the gross value of the High Yield Municipal Fund’s derivative contracts for trading activities by certain risk types as of December 31, 2009. The values in the table below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

Derivative
Risk	Assets

Credit	$243,156

Insurance Concentrations — The Funds may invest in “insured” tax exempt municipal securities (“Insured Municipal Securities”). Insured Municipal Securities are securities for which scheduled payments of interest and principal are guaranteed by a private (nongovernmental) insurance company. The insurance only entitles the Funds to receive interest and the face or par value of the securities held by the Funds in the event that the underlying obligor cannot make timely payments. The insurance does not guarantee the market value of the Insured Municipal Securities or the value of the shares of the Funds. As of December 31, 2009, the following private insurers insured 5% or more of the net assets of one or more of the Funds:

	Municipal	Short Duration
Insurer/Rating	Income	Tax-Free

AMBAC Assurance Corp. (Caa2/CC)	5.3%	—%

Financial Security Assistance Co. (Aa3/AAA)	7.3	5.8

NATL Reinsurance (Baa1/A)	10.8	8.4

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
Portfolio Concentrations — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, industry or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated. Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	February 25, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	February 25, 2010

* Print the name and title of each signing officer under his or her signature.